UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
Certified Shareholder Report of
Registered Management Investment Companies

Investment Company Act File Number: 811-05446

Intermediate Bond Fund of America
(Exact Name of Registrant as Specified in Charter)

333 South Hope Street
Los Angeles, California 90071
(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: August 31

Date of reporting period: February 28, 2010

Kimberly S. Verdick
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(Name and Address of Agent for Service)

Copies to:
Michael Glazer
Bingham McCutchen LLP
355 South Grand Avenue, Suite 4400
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 – Reports to Stockholders

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The right choice for the long term®

Intermediate Bond Fund of America

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Semi-annual report for the six months ended February 28, 2010

Intermediate Bond Fund of America® seeks to provide you with current income while preserving your investment by maintaining a portfolio having a dollar-weighted average maturity of no less than three years and no greater than five years under normal market conditions. The fund invests primarily in debt securities with quality ratings of A– or better.

This fund is one of the 30 American Funds. American Funds is one of the nation’s largest mutual fund families. For nearly 80 years, Capital Research and Management Company,SM the American Funds adviser, has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 2.50%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value. For current information and month-end results, visit americanfunds.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended March 31, 2010 (the most recent calendar quarter-end):

Class A shares	1 year	5 years	10 years

Reflecting 2.50% maximum sales charge*	3.76%	2.89%	4.09%

*The maximum initial sales charge was 3.75% prior to November 1, 2006.

The total annual fund operating expense ratio was 0.69% for Class A shares as of August 31, 2009.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Fund results shown reflect the waiver, without which they would have been lower. See the Financial Highlights table on pages 24 to 29 for details.

Results for other share classes can be found on page 36.

The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. Bond ratings, which typically range from AAA (highest) to D (lowest), are generally issued by independent rating agencies and are designed to provide an indication of an issuer’s creditworthiness. See the prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Fellow shareholders:

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Investor demand for intermediate-term fixed-income securities has remained healthy over the past six months, lending continued support to bond prices, despite occasional bouts of weakness.

As a result, Intermediate Bond Fund of America posted a total return of 2.8% for the six months ended February 28, 2010, the first half of the fund’s current fiscal year. For the same period, the unmanaged Barclays Capital U.S. Government/Credit 1–7 Years ex BBB Index returned 2.3%, while the Lipper Short-Intermediate Investment Grade Debt Funds Average (a peer group reference) gained 3.9%. Results for longer time periods are shown in the table below. For the past 12 months, fund results lagged the Lipper average largely because the fund held more Treasuries and other highly rated bonds than did its peer group.

[Begin Sidebar]
Results at a glance
For periods ended February 28, 2010, with dividends reinvested

	Total returns	Average annual total returns
	1 year	5 years	10 years	Lifetime
				(since 2/19/88)

Intermediate Bond Fund
of America (Class A shares)	7.84%	3.44%	4.50%	5.67%

Lipper Short-Intermediate Investment
Grade Debt Funds Average*	13.29	4.22	5.28	6.09

Barclays Capital U.S. Government/
Credit 1–7 Years ex BBB Index†	5.49	4.97	5.64	6.48

*Lipper averages do not reflect the effect of sales charges.
† The Barclays Capital index is unmanaged, and its results do not reflect the effect of sales charges, commissions or expenses.
[End Sidebar]

Income is an important component of the fund’s total return and derives from interest payments made on portfolio holdings. For the six-month period, the fund paid monthly dividends totaling 17.3 cents a share. This represents an income return to shareholders of approximately 1.3% (2.6% if annualized) both for those who reinvested dividends and those who took dividends in cash.

Bond market overview

Since early 2009, there has been a steady improvement in bond market liquidity and in the segments of the market most impaired by the 2008 financial crisis. This recovery extended into the first half of the fund’s current fiscal year, buoyed by the Federal Reserve’s ultra-low interest rate policies, ongoing support of the credit markets by the federal government and strong investor preference for the relative stability of bonds.

While all major sectors posted positive results for the reporting period, returns varied considerably and generally reflected a growing appetite for higher risk, higher return investments. Accordingly, some of the most credit-sensitive sectors, such as commercial mortgage-backed securities and corporate bonds, produced some of the best results. In contrast, traditional “safe havens” like Treasuries and federal agency debentures posted more modest returns.

Investor appetites for risk were tempered, in part, by a desire to limit maturity risk. As a result, intermediate-maturity bonds within each sector were much in demand and generally recorded the best results. Investors were aided in their pursuit of higher yields with limited maturity risk by the steepness of the Treasury yield curve, which serves as a benchmark for much of the broader bond market.

The yield curve plots the current yields of Treasury securities that mature in three months out to 30 years. Of particular importance to bond professionals is the difference in yields between the two-year and 10-year Treasuries. In February 2010, the difference between these two bonds widened to nearly three percentage points — the most we have seen in years. Because of this, intermediate bond buyers were able to pick up significantly more yield than short-term bonds provide while also avoiding the increased volatility that often accompanies long-term debt.

Inside the portfolio

The year-long rally in the credit-sensitive sectors has returned many investment-grade bonds to trading levels that are close to those recorded in early 2008, prior to the severe downturn. Given the scope of this recovered ground, portfolio counselors and analysts have grown increasingly cautious, regarding both the pace of improvements to the economy and further price increases. Consequently, they have adjusted the mix of portfolio holdings to reflect a more defensive outlook.

Over the course of the six months, portfolio counselors have trimmed the fund’s exposure to asset-backed securities, federal agency debentures and, to a larger extent, mortgage-backed obligations. Federal agency mortgage-backed securities, in particular, have fared well over much of the period, largely because of direct government purchases of these bonds. However, the counselors have become concerned because the government will soon end its purchase program, which may lead to lower prices going forward.

In contrast, portfolio counselors have significantly increased the fund’s exposure to U.S. Treasuries, raising them to 44.3% of the portfolio at the end of the period from 37.7% at the start. Treasuries are a defensive sector of the bond market, historically, and have often held up well in the face of economic headwinds and market disruptions.

The weighting in corporate bonds was little changed over the reporting period. One reason for this is that many corporations have suitably strengthened their balance sheets and demonstrated an ability to earn profits, even under strained economic conditions. Of course, careful evaluation and individual bond selection are crucial to our continued confidence. Within the corporate sector, portfolio counselors have marginally increased weightings to defensive industries, such as utilities and consumer staples, over the past year.

A chart of the portfolio’s exposure to the various sectors of the bond market can be found atop the summary portfolio on page 5.

Looking ahead

We are not out of the woods — yet. This is the general assessment of the fund’s counselors. Though the economy has shown definite signs of improvement, unemployment remains stubbornly high, mortgage defaults continue to weigh on the housing market and credit is still tight in some areas, despite low interest rates. With this in mind, we expect the pace of economic recovery to be gradual, and there may well be bumps along the way — especially when the federal government begins to remove the extensive network of supports it has implemented over the past eighteen months.

In light of the recent rally and with these concerns in mind, we believe that a conservative investment posture is warranted for Intermediate Bond Fund of America at this time. We are especially mindful that many of our shareholders have come to this fund seeking an element of relative stability for their portfolios. This expectation influences our investment decisions and works hand-in-hand with the fund’s objective to help shareholders meet their long-term financial goals.

We thank you for your trust in our efforts and look forward to reporting to you again in six months.

Cordially,

/s/ Paul G. Haaga, Jr.

Paul G. Haaga, Jr.
Vice Chairman of the Board

/s/ John H. Smet

John H. Smet
President

April 12, 2010

For current information about the fund, visit americanfunds.com.

The fund’s 30-day yield for Class A shares as of March 31, 2010, calculated in accordance with the Securities and Exchange Commission formula, was 1.72%. The fund’s distribution rate for Class A shares as of that date was 2.68%. Both reflect the 2.50% maximum sales charge. The SEC yield reflects the rate at which the fund is earning income on its current portfolio of securities while the distribution rate reflects the fund’s past dividends paid to shareholders. Accordingly, the fund’s SEC yield and distribution rate may differ.

Summary investment portfolio
February 28, 2010
unaudited

The following summary investment portfolio is designed to streamline the report and help investors better focus on a fund’s principal holdings.  See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

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Investment mix by security type

U.S. Treasury bonds & notes	44.3%
Corporate bonds & notes	20.2
Mortgage-backed obligations	16.0
Federal agency bonds & notes	7.2
Bonds & notes of governments & government agencies outside the U.S.	3.7
Asset-backed obligations	2.6
Other	0.4
Short-term securities & other assets less liabilities	5.6
[end pie chart]

Quality breakdown1	Percent of net assets

U.S. government obligations2	48.7%
Federal agencies	14.8
Aaa/AAA	8.4
Aa/AA	7.0
A/A	9.1
Baa/BBB	6.1
Below investment grade3	0.3
Short-term securities & other assets less liabilities	5.6

1Bond ratings reflect those of a credit rating agency; if ratings are not available, they are assigned by the fund's investment analysts.
2These securities are guaranteed by the full faith and credit of the United States government.
3Rating reflects downgrade subsequent to purchase.

	Principal		Percent
	amount	Value	of net
Bonds & notes - 94.18%	(000)	(000)	assets

U.S. Treasury bonds & notes - 44.32%
U.S. Treasury:
1.125% 2011	$ 44,625	$ 44,977
4.875% 2011	253,750	267,945
1.75% 2012	89,000	90,537
1.875% 2012	111,000	113,337
4.25% 2012	78,500	84,826
4.50% 2012	125,000	134,434
4.75% 2012	30,000	32,564
4.875% 2012	67,300	72,681
1.875% 2013 (1) (2)	40,273	42,886
3.125% 2013	234,000	246,395
3.375% 2013	256,750	272,617
3.625% 2013	56,225	60,152
4.25% 2013	121,680	132,883
1.75% 2014	49,640	49,398
1.875% 2014	44,125	44,203
2.00% 2014 (1) (2)	68,140	72,799
2.25% 2014	287,600	291,230
2.625% 2014	197,800	202,883
4.00% 2014	149,500	162,376
1.625% 2015 (1) (2)	42,781	44,981
2.25% 2015	156,610	156,659
4.125% 2015	50,000	54,435
4.25% 2015	50,000	54,635
2.375% 2016	57,300	56,114
3.25% 2016	40,000	40,624
5.125% 2016	40,000	45,472
7.50% 2016	25,000	31,977
4.625% 2017	35,000	38,667
8.75% 2017	25,000	34,241
3.50% 2018	272,650	277,337
3.75% 2018	81,150	83,061
3.125% 2019	33,300	32,253
8.00% 2021	20,000	27,763
0.875%-8.875% 2010-2039 (1) (2)	343,816	355,795	44.32%
		3,753,137	44.32

Corporate bonds & notes - 20.21%
Financials - 6.71%
Countrywide Financial Corp., Series B, 5.80% 2012	12,750	13,585
Bank of America Corp. 5.75% 2017	5,070	5,142.22
Other securities		550,003	6.49
		568,730	6.71

Industrials - 2.20%
Other securities		186,066	2.20

Utilities - 2.12%
Other securities		179,760	2.12

Telecommunication services - 2.07%
SBC Communications Inc. 6.25% 2011	34,250	36,230.43
Other securities		138,685	1.64
		174,915	2.07

Consumer staples - 1.99%
Other securities		168,436	1.99

Health care - 1.95%
Roche Holdings Inc. 5.00% 2014 (3)	29,500	32,058.38
Other securities		132,713	1.57
		164,771	1.95

Energy - 1.69%
Other securities		143,437	1.69

Other corporate bonds & notes - 1.48%
Other securities		125,040	1.48

Total corporate bonds & notes		1,711,155	20.21

Mortgage-backed obligations - 15.95%
Federal agency mortgage-backed obligations (4) - 11.97%
Fannie Mae:
4.50% 2023	39,140	40,838
4.00% 2024	37,554	38,416
4.50% 2024	39,627	41,336
5.50% 2035	27,355	28,885
5.00% 2036	28,567	29,716
0%-11.812% 2015-2047 (5)	480,597	502,651	8.05
Freddie Mac:
4.50% 2024	30,494	31,798
0%-10.00% 2016-2040 (5)	208,288	217,483	2.94
Government National Mortgage Assn.:
4.00% 2040	37,700	37,264
4.50% 2040	29,554	30,055.80
Other securities		15,254.18
		1,013,696	11.97

Commercial mortgage-backed securities (4) - 3.03%
Fannie Mae 4.491% -7.30% 2010-2012	35,640	37,004.44
Other securities		219,351	2.59
		256,355	3.03

Collateralized mortgage-backed obligations (privately originated) - 0.47%
Other securities		39,950.47

Other mortgage-backed securities (4) - 0.48%
Bank of America 5.50% 2012 (3)	14,815	15,833.19
Other securities		25,001.29
		40,834.48

Total mortgage-backed obligations		1,350,835	15.95

Federal agency bonds & notes - 7.19%
Fannie Mae:
1.75% 2011	33,800	34,221
6.00% 2011	35,000	37,338
2.00%-5.50% 2011-2014	67,500	69,027	1.66
Federal Home Loan Bank 1.75%-5.375% 2011-2016	79,525	83,133.98
Freddie Mac 1.75%-2.50% 2012-2014	61,000	61,971.73
United States Government Agency-Guaranteed (FDIC insured), Bank of America Corp., 2.375%-3.125% 2012	34,000	34,970.41
Other securities		288,520	3.41
		609,180	7.19

Bonds & notes of governments & government agencies outside the U.S. - 3.65%
Other securities		309,532	3.65

Asset-backed obligations - 2.62%
Other securities		221,648	2.62

Municipals - 0.24%
Other securities		20,630.24

Total bonds & notes (cost: $7,764,586,000)		7,976,117	94.18

			Percent
		Value	of net
Preferred securities - 0.18%		(000)	assets

Other - 0.18%
Other securities		15,696.18

Total preferred securities (cost: $12,444,000)		15,696.18

	Principal		Percent
	amount	Value	of net
Short-term securities - 4.81%	(000)	(000)	assets

Freddie Mac 0.08%-0.33% due 3/1-9/15/2010	$ 87,076	87,041	1.03
Chevron Funding Corp. 0.125%-0.13% due 3/16/2010	62,100	62,096.73
Variable Funding Capital Company LLC 0.18% due 4/19/2010 (3)	50,000	49,978.59
Federal Home Loan Bank 0.10% due 4/1/2010	40,200	40,196.47
Fannie Mae 0.15%-0.42% due 6/1-12/1/2010	28,000	27,971.33
Bank of America Corp. 0.17% due 4/23/2010	15,800	15,796.19
U.S. Treasury Bill 0.035% due 3/11/2010	14,000	14,000.17
Other securities		109,979	1.30

Total short-term securities (cost: $407,053,000)		407,057	4.81

Total investment securities (cost: $8,184,083,000)		8,398,870	99.17
Other assets less liabilities		70,332.83

Net assets		$8,469,202	100.00%

"Other securities" includes all issues that are not disclosed separately in the summary investment portfolio.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

(1) Index-linked bond whose principal amount moves with a government retail price index.
(2) Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in "Other securities," was $200,652,000, which represented 2.37% of the net assets of the fund.

(3) Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in "Other securities," was $929,849,000, which represented 10.98% of the net assets of the fund.

(4) Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(5) Coupon rate may change periodically.

See Notes to Financial Statements

Financial statements

Statement of assets and liabilities		unaudited
at February 28, 2010	(dollars in thousands)

Assets:
Investment securities, at value (cost: $8,184,083):		$8,398,870
Cash		276
Receivables for:
Sales of investments	$61,728
Sales of fund's shares	23,653
Interest	61,768	147,149
		8,546,295
Liabilities:
Payables for:
Purchases of investments	54,214
Repurchases of fund's shares	13,486
Dividends on fund's shares	1,609
Investment advisory services	1,565
Services provided by affiliates	5,626
Trustees' deferred compensation	176
Other	417	77,093
Net assets at February 28, 2010		$8,469,202

Net assets consist of:
Capital paid in on shares of beneficial interest		$8,552,319
Distributions in excess of net investment income		(1,669)
Accumulated net realized loss		(296,235)
Net unrealized appreciation		214,787
Net assets at February 28, 2010		$8,469,202

	(dollars and shares in thousands, except per-share amounts)
Shares of beneficial interest issued and outstanding (no stated par value) - unlimited shares authorized (637,075 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share*
Class A	$5,958,628	448,223	$13.29
Class B	189,582	14,261	13.29
Class C	370,969	27,905	13.29
Class F-1	517,790	38,950	13.29
Class F-2	280,208	21,078	13.29
Class 529-A	241,334	18,154	13.29
Class 529-B	25,232	1,898	13.29
Class 529-C	82,412	6,199	13.29
Class 529-E	12,832	965	13.29
Class 529-F-1	47,804	3,596	13.29
Class R-1	12,988	977	13.29
Class R-2	160,688	12,087	13.29
Class R-3	165,234	12,429	13.29
Class R-4	96,017	7,223	13.29
Class R-5	35,588	2,677	13.29
Class R-6	271,896	20,453	13.29

(*) Maximum offering price and redemption price per share were equal to the net asset value per share for all share classes, except for Classes A and 529-A, for which the maximum offering prices per share were $13.63 each.

See Notes to Financial Statements

Statement of operations		unaudited
for the six months ended February 28, 2010		(dollars in thousands)

Investment income:
Income:
Interest		$126,812

Fees and expenses*:
Investment advisory services	$9,540
Distribution services	12,840
Transfer agent services	2,971
Administrative services	1,787
Reports to shareholders	257
Registration statement and prospectus	656
Trustees' compensation	49
Auditing and legal	60
Custodian	21
Other	210
Total fees and expenses before reimbursement	28,391
Less administrative services reimbursement	27
Total fees and expenses after reimbursement		28,364
Net investment income		98,448

Net realized gain and unrealized appreciation on investments:
Net realized gain on investments		15,795
Net unrealized appreciation on investments		103,586
Net realized gain and unrealized appreciation on investments		119,381
Net increase in net assets resulting from operations		$217,829

*Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

See Notes to Financial Statements

Statements of changes in net assets		(dollars in thousands)

	Six months ended February 28, 2010†	Year ended August 31, 2009
Operations:
Net investment income	$98,448	$212,092
Net realized gain (loss) on investments	15,795	(230,450)
Net unrealized appreciation on investments	103,586	310,169
Net increase in net assets resulting from operations	217,829	291,811

Dividends paid or accrued to shareholders from net investment income	(100,322)	(214,888)

Net capital share transactions	987,780	1,810,999

Total increase in net assets	1,105,287	1,887,922

Net assets:
Beginning of period	7,363,915	5,475,993
End of period (including distributions in excess of and undistributed net investment income: $(1,669) and $205, respectively)	$8,469,202	$7,363,915

†Unaudited.

See Notes to Financial Statements

Notes to financial statements
                       unaudited

1. Organization and significant accounting policies

Organization – Intermediate Bond Fund of America (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks to provide you with current income while preserving your investment by maintaining a portfolio having a dollar-weighted average maturity of no less than three years and no greater than five years under normal market conditions. The fund invests primarily in debt securities with quality ratings of A- or better.

On November 24, 2009, shareholders approved a proposal to reorganize the fund from a Massachusetts business trust to a Delaware statutory trust. The reorganization may be completed in 2010 or early 2011; however, the fund reserves the right to delay the implementation. Shareholders also approved amendments to the fund’s Investment Advisory and Service Agreement and amendments to and elimination of certain fundamental investment policies of the fund.

The fund has 16 share classes consisting of five retail share classes, five 529 college savings plan share classes and six retirement plan share classes. The 529 college savings plan share classes (529-A, 529-B, 529-C, 529-E and 529-F-1) can be used to save for college education. The six retirement plan share classes (R-1, R-2, R-3, R-4, R-5 and R-6) are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described below:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 2.50%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Classes B and 529-B*	None	Declines from 5% to 0% for redemptions within six years of purchase	Classes B and 529-B convert to Classes A and 529-A, respectively, after eight years
Class C*	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class 529-C*	None	1% for redemptions within one year of purchase	None
Class 529-E	None	None	None
Classes F-1, F-2 and 529-F-1	None	None	None
Classes R-1, R-2, R-3, R-4, R-5 and R-6	None	None	None
*Class B, 529-B, C and 529-C shares of the fund are not available for purchase.

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

Significant accounting policies – The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the fund:

Net asset value – The fund generally determines its net asset value as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Security valuation – Equity securities are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are valued at prices obtained from one or more independent pricing vendors when such prices are available. However, where the investment adviser deems it appropriate to do so, such securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. Vendors base bond prices on, among other things, valuation matrices that incorporate dealer-supplied valuations, proprietary pricing models and evaluations of the yield curve as of approximately 3:00 p.m. New York time. Some securities may be valued based on their effective maturity or average life, which may be shorter than the stated maturity. Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under guidelines adopted by authority of the fund's board of trustees. Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Security transactions and related investment income – Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations – Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes based on the relative value of their settled shares. Realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

Dividends and distributions to shareholders – Dividends paid to shareholders are declared daily after the determination of the fund’s net investment income and are paid to shareholders monthly. Distributions paid to shareholders are recorded on the ex-dividend date.

2. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

The fund’s income and the value of its portfolio holdings may fluctuate in response to economic, political or social events in the U.S. or abroad.

The prices of, and the income generated by, the securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations.

The values of most debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities. For example, the values of debt securities in the fund’s portfolio generally will decline when interest rates rise and increase when interest rates fall.

In addition, falling interest rates may cause an issuer to redeem, “call” or refinance a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. This is known as prepayment risk. Many types of debt securities, including mortgage-related securities, are subject to prepayment risk. For example, when interest rates fall, homeowners are more likely to refinance their home mortgages and “prepay” their principal earlier than expected. The fund must then reinvest the prepaid principal in new securities when interest rates on new mortgage investments are falling, thus reducing the fund’s income.

Debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. In addition, longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than shorter maturity debt securities.

A security backed by the U.S. Treasury or the full faith and credit of the U.S. government is guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates.

The loans underlying asset-backed securities are subject to prepayments that can decrease maturities and returns. In addition, the values of the securities ultimately depend upon payment of the underlying loans by individuals.

3. Taxation and distributions

Federal income taxation – The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended February 28, 2010, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any interest or penalties.

The fund is not subject to examination by U.S. federal tax authorities for tax years before 2005 and by state tax authorities for tax years before 2004.

Distributions – Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; paydowns on fixed-income securities; net capital losses; and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of August 31, 2009, the components of distributable earnings on a tax basis were as follows:

	(dollars in thousands)
Undistributed ordinary income Capital loss carryforwards*:		$3,258
Expiring 2011	$(13,436)
Expiring 2012	(2,039)
Expiring 2014	(11,583)
Expiring 2015	(40,678)
Expiring 2017	(52,350)	(120,086)
Post-October capital loss deferrals (realized during the period November 1, 2008, through August 31, 2009)†		(188,792)

*The capital loss carryforwards will be used to offset any capital gains realized by the fund in the current year or in subsequent years through the expiration dates. The fund will not make distributions from capital gains while capital loss carryforwards remain.

†These deferrals are considered incurred in the subsequent year.

As of February 28, 2010, the tax basis unrealized appreciation (depreciation) and cost of investment securities were as follows:

(dollars in thousands)
Gross unrealized appreciation on investment securities	$250,462
Gross unrealized depreciation on investment securities	(38,572)
Net unrealized appreciation on investment securities	211,890
Cost of investment securities	8,186,980

Ordinary income distributions paid or accrued to shareholders from net investment income were as follows (dollars in thousands):

Share class	Six months ended February 28, 2010	Year ended August 31, 2009
Class A	$73,686	$157,352
Class B	1,893	5,827
Class C	3,291	8,153
Class F-1	6,422	17,074
Class F-2	3,669	1,897
Class 529-A	2,819	5,904
Class 529-B	215	588
Class 529-C	691	1,795
Class 529-E	134	297
Class 529-F-1	590	1,119
Class R-1	103	223
Class R-2	1,412	3,711
Class R-3	1,846	4,346
Class R-4	1,110	2,309
Class R-5	509	4,135
Class R-6*	1,932	158
Total	$100,322	$214,888

*Class R-6 was offered beginning May 1, 2009.

4. Fees and transactions with related parties

Capital Research and Management Company ("CRMC"), the fund’s investment adviser, is the parent company of American Funds Distributors,® Inc. ("AFD"), the principal underwriter of the fund’s shares, and American Funds Service Company® ("AFS"), the fund’s transfer agent.

Investment advisory services - The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. These fees are based on a declining series of annual rates beginning with 0.30% on the first $60 million of daily net assets and decreasing to 0.15% on such assets in excess of $6 billion. The agreement also provides for monthly fees, accrued daily, based on a declining series of rates beginning with 3.00% on the first $3,333,333 of the fund's monthly gross income and decreasing to 2.00% on such income in excess of $8,333,333. For the six months ended February 28, 2010, the investment advisory services fee was $9,540,000, which was equivalent to an annualized rate of 0.243% of average daily net assets.

Class-specific fees and expenses – Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

Distribution services – The fund has adopted plans of distribution for all share classes, except Classes F-2, R-5 and R-6. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted on the following page. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

For Classes A and 529-A, the board of trustees has also approved the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.30% is not exceeded. As of February 28, 2010, there were no unreimbursed expenses subject to reimbursement for Classes A or 529-A.

Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class 529-A	0.30	0.50
Classes B and 529-B	1.00	1.00
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Classes 529-E and R-3	0.50	0.75
Classes F-1, 529-F-1 and R-4	0.25	0.50

Transfer agent services – The fund has a transfer agent agreement with AFS for Classes A and B. Under this agreement, these share classes compensate AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to all other share classes from the administrative services fees paid to CRMC as described below.

Administrative services – The fund has an administrative services agreement with CRMC to provide transfer agent and other related shareholder services for all share classes other than Classes A and B. Each relevant share class pays CRMC annual fees up to 0.15% (0.10% for Class R-5 and 0.05% for Class R-6) based on its respective average daily net assets. Each relevant share class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services. CRMC has agreed to pay AFS on the fund's behalf for a portion of the transfer agent services fees for some of the retirement plan share classes. For the six months ended February 28, 2010, the total administrative services fees paid by CRMC were $27,000 for Class R-2. Administrative services fees are presented gross of any payments made by CRMC. Each 529 share class is subject to an additional administrative services fee payable to the Commonwealth of Virginia for the maintenance of the 529 college savings plan. The quarterly fee is based on a declining series of annual rates beginning with 0.10% on the first $30 billion of the net assets invested in Class 529 shares of the American Funds and decreasing to 0.06% on such assets between $120 billion and $150 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 shares of the American Funds for the last month of the prior calendar quarter. Although these amounts are included with administrative services fees on the accompanying financial statements, the Commonwealth of Virginia is not considered a related party.

Expenses under the agreements described above for the six months ended February 28, 2010, were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services	Administrative services
			CRMC administrative services	Transfer agent services	Commonwealth of Virginia administrative services
Class A	$7,567	$2,874	Not applicable	Not applicable	Not applicable
Class B	988	97	Not applicable	Not applicable	Not applicable
Class C	1,762	Included in administrative services	$220	$40	Not applicable
Class F-1	613		370	26	Not applicable
Class F-2	Not applicable		92	4	Not applicable
Class 529-A	246		98	19	$ 110
Class 529-B	120		11	4	12
Class 529-C	382		34	10	38
Class 529-E	29		5	1	6
Class 529-F-1	-		19	4	21
Class R-1	56		5	4	Not applicable
Class R-2	568		113	230	Not applicable
Class R-3	403		114	68	Not applicable
Class R-4	106		55	3	Not applicable
Class R-5	Not applicable		17	1	Not applicable
Class R-6*	Not applicable		33	-*	Not applicable
Total	$12,840	$2,971	$1,186	$414	$187
*Amount less than one thousand.

Trustees’ deferred compensation – Since the adoption of the deferred compensation plan in 1993, trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $49,000, shown on the accompanying financial statements, includes $36,000 in current fees (either paid in cash or deferred) and a net increase of $13,000 in the value of the deferred amounts.

Affiliated officers and trustees – Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or trustees received any compensation directly from the fund.

5. Disclosure of fair value measurements

The fund classifies its assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are generally high-quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of February 28, 2010 (dollars in thousands):

Investment securities:	Level 1	Level 2	Level 3	Total
Bonds & notes:
U.S. Treasury bonds & notes	$-	$3,753,137	$-	$3,753,137
Corporate bonds & notes	-	1,711,155	-	1,711,155
Mortgage-backed obligations	-	1,350,006	829	1,350,835
Federal agency bonds & notes	-	609,180	-	609,180
Bonds & notes of governments & government agencies outside the U.S.	-	309,532	-	309,532
Asset-backed obligations	-	219,682	1,966	221,648
Municipals	-	20,630	-	20,630
Preferred securities	-	15,696	-	15,696
Short-term securities	-	407,057	-	407,057
Total	$-	$8,396,075	$2,795	$8,398,870

The following table reconciles the valuation of the fund's Level 3 investment securities and related transactions for the six months ended February 28, 2010 (dollars in thousands):

	Beginning value at 9/1/2009	Net sales	Net realized gain*	Net unrealized appreciation*	Net transfers out of Level 3†	Ending value at 2/28/2010
Investment securities	$20,464	$(3,831)	$5	$82	$(13,925)	$2,795

Net unrealized appreciation during the period on Level 3 investment securities held at February 28, 2010 (dollars in thousands)*:						$95

*Net realized gain and unrealized appreciation are included in the related amounts on investments in the statement of operations.
†Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred.

6. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

Share class	Sales*		Reinvestments of dividends		Repurchases*		Net increase (decrease)
	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended February 28, 2010
Class A	$1,342,012	101,578	$67,776	5,124	$(839,357)	(63,544)	$570,431	43,158
Class B	24,272	1,838	1,739	131	(46,203)	(3,497)	(20,192)	(1,528)
Class C	77,090	5,833	2,951	223	(56,789)	(4,300)	23,252	1,756
Class F-1	118,544	8,974	5,867	444	(93,123)	(7,049)	31,288	2,369
Class F-2	68,603	5,186	2,335	177	(39,669)	(3,003)	31,269	2,360
Class 529-A	57,536	4,355	2,838	215	(21,863)	(1,655)	38,511	2,915
Class 529-B	3,414	258	217	17	(1,822)	(138)	1,809	137
Class 529-C	17,750	1,343	696	53	(8,899)	(674)	9,547	722
Class 529-E	3,363	255	134	10	(1,564)	(119)	1,933	146
Class 529-F-1	13,208	1,000	594	45	(3,449)	(261)	10,353	784
Class R-1	4,372	331	104	7	(1,434)	(108)	3,042	230
Class R-2	38,141	2,886	1,414	107	(27,270)	(2,064)	12,285	929
Class R-3	39,888	3,020	1,838	139	(32,013)	(2,423)	9,713	736
Class R-4	38,924	2,948	1,111	84	(24,278)	(1,839)	15,757	1,193
Class R-5	12,490	948	511	38	(13,090)	(991)	(89)	(5)
Class R-6	251,312	19,034	1,936	146	(4,377)	(330)	248,871	18,850
Total net increase
(decrease)	$2,110,919	159,787	$92,061	6,960	$(1,215,200)	(91,995)	$987,780	74,752

Year ended August 31, 2009
Class A	$2,954,110	231,032	$142,852	11,184	$(1,671,069)	(130,578)	$1,425,893	111,638
Class B	80,104	6,269	5,282	414	(86,686)	(6,775)	(1,300)	(92)
Class C	202,289	15,819	7,317	573	(119,432)	(9,336)	90,174	7,056
Class F-1	289,491	22,628	15,043	1,179	(345,177)	(27,024)	(40,643)	(3,217)
Class F-2	250,621	19,554	1,138	87	(15,545)	(1,205)	236,214	18,436
Class 529-A	73,702	5,757	5,875	460	(33,912)	(2,647)	45,665	3,570
Class 529-B	5,293	414	586	46	(3,929)	(307)	1,950	153
Class 529-C	22,796	1,780	1,786	140	(18,614)	(1,453)	5,968	467
Class 529-E	3,963	310	295	23	(2,277)	(178)	1,981	155
Class 529-F-1	13,049	1,018	1,115	87	(5,186)	(406)	8,978	699
Class R-1	7,884	618	220	17	(5,084)	(397)	3,020	238
Class R-2	63,998	4,996	3,678	289	(50,749)	(3,970)	16,927	1,315
Class R-3	76,747	5,997	4,300	337	(61,997)	(4,847)	19,050	1,487
Class R-4	42,080	3,278	2,300	180	(26,892)	(2,099)	17,488	1,359
Class R-5	171,267	13,420	3,027	237	(215,301)	(16,809)	(41,007)	(3,152)
Class R-6†	20,778	1,614	153	12	(290)	(23)	20,641	1,603
Total net increase
(decrease)	$4,278,172	334,504	$194,967	15,265	$(2,662,140)	(208,054)	$1,810,999	141,715

* Includes exchanges between share classes of the fund.
†Class R-6 was offered beginning May 1, 2009.

7. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $960,344,000 and $897,633,000, respectively, during the six months ended February 28, 2010.

Financial highlights(1)

			Income from investment operations(2)
		Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of period	Total return(3)(4)	Net assets, end of period (in millions)	Ratio of expenses to average net assets before reimbursements/ waivers		Ratio of expenses to average net assets after reimbursements/ waivers(4)		Ratio of net income to average net assets(4)

Class A:	Six months ended 2/28/2010(5)	$13.10	$.17	$.19	$.36	$(.17)	$13.29	2.78%	$5,959	.65	%(6)	.65	%(6)	2.58	%(6)
	Year ended 8/31/2009	13.02	.45	.09	.54	(.46)	13.10	4.27	5,304	.69		.68		3.46
	Year ended 8/31/2008	13.40	.57	(.37)	.20	(.58)	13.02	1.50	3,820	.70		.67		4.32
	Year ended 8/31/2007	13.39	.59	.01	.60	(.59)	13.40	4.55	3,539	.70		.67		4.39
	Year ended 8/31/2006	13.63	.53	(.24)	.29	(.53)	13.39	2.20	3,513	.71		.68		3.93
	Year ended 8/31/2005	13.80	.44	(.16)	.28	(.45)	13.63	2.08	3,745	.70		.69		3.22

Class B:	Six months ended 2/28/2010(5)	13.10	.13	.19	.32	(.13)	13.29	2.41	189	1.37	(6)	1.37	(6)	1.87	(6)
	Year ended 8/31/2009	13.02	.35	.09	.44	(.36)	13.10	3.51	207	1.42		1.41		2.79
	Year ended 8/31/2008	13.40	.48	(.37)	.11	(.49)	13.02	.76	207	1.43		1.40		3.61
	Year ended 8/31/2007	13.39	.49	.01	.50	(.49)	13.40	3.80	226	1.43		1.40		3.66
	Year ended 8/31/2006	13.63	.44	(.24)	.20	(.44)	13.39	1.50	263	1.42		1.39		3.23
	Year ended 8/31/2005	13.80	.35	(.16)	.19	(.36)	13.63	1.39	303	1.40		1.38		2.52

Class C:	Six months ended 2/28/2010(5)	13.10	.12	.19	.31	(.12)	13.29	2.39	371	1.42	(6)	1.42	(6)	1.82	(6)
	Year ended 8/31/2009	13.02	.35	.09	.44	(.36)	13.10	3.47	342	1.46		1.46		2.69
	Year ended 8/31/2008	13.40	.47	(.37)	.10	(.48)	13.02	.71	248	1.48		1.45		3.56
	Year ended 8/31/2007	13.39	.48	.01	.49	(.48)	13.40	3.75	262	1.49		1.46		3.61
	Year ended 8/31/2006	13.63	.43	(.24)	.19	(.43)	13.39	1.44	307	1.47		1.44		3.17
	Year ended 8/31/2005	13.80	.34	(.16)	.18	(.35)	13.63	1.32	360	1.47		1.45		2.45

Class F-1:	Six months ended 2/28/2010(5)	13.10	.17	.19	.36	(.17)	13.29	2.77	518	.68	(6)	.68	(6)	2.55	(6)
	Year ended 8/31/2009	13.02	.44	.09	.53	(.45)	13.10	4.24	479	.71		.70		3.49
	Year ended 8/31/2008	13.40	.57	(.37)	.20	(.58)	13.02	1.49	518	.71		.68		4.31
	Year ended 8/31/2007	13.39	.59	.01	.60	(.59)	13.40	4.56	482	.69		.66		4.39
	Year ended 8/31/2006	13.63	.54	(.24)	.30	(.54)	13.39	2.25	446	.66		.63		3.99
	Year ended 8/31/2005	13.80	.44	(.16)	.28	(.45)	13.63	2.08	377	.70		.68		3.23

Class F-2:	Six months ended 2/28/2010(5)	13.10	.19	.19	.38	(.19)	13.29	2.94	280	.35	(6)	.35	(6)	2.89	(6)
	Year ended 8/31/2009	13.02	.48	.09	.57	(.49)	13.10	4.54	245	.38		.38		3.23
	Period from 8/8/2008 to 8/31/2008	13.03	.03	(.01)	.02	(.03)	13.02	.19	4	.03		.03		.27

Class 529-A:	Six months ended 2/28/2010(5)	13.10	.17	.19	.36	(.17)	13.29	2.75	241	.71	(6)	.71	(6)	2.53	(6)
	Year ended 8/31/2009	13.02	.44	.09	.53	(.45)	13.10	4.21	200	.74		.73		3.42
	Year ended 8/31/2008	13.40	.57	(.37)	.20	(.58)	13.02	1.44	152	.76		.73		4.27
	Year ended 8/31/2007	13.39	.58	.01	.59	(.58)	13.40	4.49	135	.76		.73		4.33
	Year ended 8/31/2006	13.63	.52	(.24)	.28	(.52)	13.39	2.17	115	.75		.72		3.91
	Year ended 8/31/2005	13.80	.43	(.16)	.27	(.44)	13.63	2.03	99	.75		.73		3.18

Class 529-B:	Six months ended 2/28/2010(5)	13.10	.12	.19	.31	(.12)	13.29	2.35	25	1.49	(6)	1.49	(6)	1.74	(6)
	Year ended 8/31/2009	13.02	.34	.09	.43	(.35)	13.10	3.39	23	1.54		1.53		2.65
	Year ended 8/31/2008	13.40	.46	(.37)	.09	(.47)	13.02	.64	21	1.55		1.52		3.48
	Year ended 8/31/2007	13.39	.47	.01	.48	(.47)	13.40	3.66	21	1.56		1.53		3.53
	Year ended 8/31/2006	13.63	.42	(.24)	.18	(.42)	13.39	1.37	21	1.55		1.52		3.10
	Year ended 8/31/2005	13.80	.32	(.16)	.16	(.33)	13.63	1.20	22	1.59		1.57		2.34

Class 529-C:	Six months ended 2/28/2010(5)	13.10	.12	.19	.31	(.12)	13.29	2.36	82	1.48	(6)	1.48	(6)	1.75	(6)
	Year ended 8/31/2009	13.02	.34	.09	.43	(.35)	13.10	3.40	72	1.53		1.52		2.66
	Year ended 8/31/2008	13.40	.46	(.37)	.09	(.47)	13.02	.64	65	1.55		1.52		3.49
	Year ended 8/31/2007	13.39	.47	.01	.48	(.47)	13.40	3.67	70	1.56		1.53		3.54
	Year ended 8/31/2006	13.63	.42	(.24)	.18	(.42)	13.39	1.38	75	1.53		1.51		3.12
	Year ended 8/31/2005	13.80	.32	(.16)	.16	(.33)	13.63	1.21	69	1.57		1.55		2.36

Class 529-E:	Six months ended 2/28/2010(5)	$13.10	$.15	$.19	$.34	$(.15)	13.29	2.61%	$13	.98	%(6)	.98	%(6)	2.25	%(6)
	Year ended 8/31/2009	13.02	.40	.09	.49	(.41)	13.10	3.92	11	1.02		1.01		3.14
	Year ended 8/31/2008	13.40	.53	(.37)	.16	(.54)	13.02	1.16	9	1.04		1.01		3.99
	Year ended 8/31/2007	13.39	.54	.01	.55	(.54)	13.40	4.19	8	1.05		1.02		4.05
	Year ended 8/31/2006	13.63	.49	(.24)	.25	(.49)	13.39	1.89	7	1.02		1.00		3.63
	Year ended 8/31/2005	13.80	.39	(.16)	.23	(.40)	13.63	1.73	6	1.06		1.04		2.88

Class 529-F-1:	Six months ended 2/28/2010(5)	13.10	.18	.19	.37	(.18)	13.29	2.86	48	.48	(6)	.48	(6)	2.75	(6)
	Year ended 8/31/2009	13.02	.47	.09	.56	(.48)	13.10	4.44	37	.52		.52		3.63
	Year ended 8/31/2008	13.40	.60	(.37)	.23	(.61)	13.02	1.67	27	.54		.51		4.49
	Year ended 8/31/2007	13.39	.61	.01	.62	(.61)	13.40	4.71	24	.55		.52		4.55
	Year ended 8/31/2006	13.63	.55	(.24)	.31	(.55)	13.39	2.39	18	.52		.50		4.15
	Year ended 8/31/2005	13.80	.44	(.16)	.28	(.45)	13.63	2.05	12	.72		.70		3.22

Class R-1:	Six months ended 2/28/2010(5)	13.10	.12	.19	.31	(.12)	13.29	2.38	13	1.44	(6)	1.44	(6)	1.80	(6)
	Year ended 8/31/2009	13.02	.35	.09	.44	(.36)	13.10	3.45	10	1.47		1.46		2.65
	Year ended 8/31/2008	13.40	.47	(.37)	.10	(.48)	13.02	.69	7	1.50		1.47		3.53
	Year ended 8/31/2007	13.39	.48	.01	.49	(.48)	13.40	3.69	5	1.58		1.51		3.55
	Year ended 8/31/2006	13.63	.43	(.24)	.19	(.43)	13.39	1.43	5	1.58		1.46		3.17
	Year ended 8/31/2005	13.80	.34	(.16)	.18	(.35)	13.63	1.30	4	1.59		1.47		2.46

Class R-2:	Six months ended 2/28/2010(5)	13.10	.12	.19	.31	(.12)	13.29	2.38	161	1.47	(6)	1.43	(6)	1.80	(6)
	Year ended 8/31/2009	13.02	.35	.09	.44	(.36)	13.10	3.47	146	1.53		1.45		2.72
	Year ended 8/31/2008	13.40	.47	(.37)	.10	(.48)	13.02	.72	128	1.56		1.44		3.56
	Year ended 8/31/2007	13.39	.49	.01	.50	(.49)	13.40	3.76	117	1.62		1.45		3.62
	Year ended 8/31/2006	13.63	.43	(.24)	.19	(.43)	13.39	1.45	106	1.77		1.44		3.19
	Year ended 8/31/2005	13.80	.34	(.16)	.18	(.35)	13.63	1.34	93	1.80		1.43		2.49

Class R-3:	Six months ended 2/28/2010(5)	13.10	.15	.19	.34	(.15)	13.29	2.61	165	.99	(6)	.99	(6)	.2.24	(6)
	Year ended 8/31/2009	13.02	.40	.09	.49	(.41)	13.10	3.90	153	1.04		1.03		3.14
	Year ended 8/31/2008	13.40	.53	(.37)	.16	(.54)	13.02	1.15	133	1.04		1.01		3.99
	Year ended 8/31/2007	13.39	.54	.01	.55	(.54)	13.40	4.17	119	1.07		1.04		4.02
	Year ended 8/31/2006	13.63	.48	(.24)	.24	(.48)	13.39	1.83	105	1.09		1.05		3.57
	Year ended 8/31/2005	13.80	.39	(.16)	.23	(.40)	13.63	1.72	90	1.09		1.05		2.87

Class R-4:	Six months ended 2/28/2010(5)	13.10	.17	.19	.36	(.17)	13.29	2.78	96	.66	(6)	.66	(6)	2.57	(6)
	Year ended 8/31/2009	13.02	.44	.09	.53	(.45)	13.10	4.25	79	.70		.69		3.47
	Year ended 8/31/2008	13.40	.57	(.37)	.20	(.58)	13.02	1.48	61	.72		.69		4.30
	Year ended 8/31/2007	13.39	.59	.01	.60	(.59)	13.40	4.53	47	.71		.68		4.39
	Year ended 8/31/2006	13.63	.53	(.24)	.29	(.53)	13.39	2.20	33	.71		.68		3.96
	Year ended 8/31/2005	13.80	.44	(.16)	.28	(.45)	13.63	2.08	24	.71		.69		3.25

Class R-5:	Six months ended 2/28/2010(5)	13.10	.19	.19	.38	(.19)	13.29	2.92	36	.37	(6)	.37	(6)	2.87	(6)
	Year ended 8/31/2009	13.02	.48	.09	.57	(.49)	13.10	4.56	35	.39		.39		3.76
	Year ended 8/31/2008	13.40	.61	(.37)	.24	(.62)	13.02	1.79	76	.41		.38		4.62
	Year ended 8/31/2007	13.39	.63	.01	.64	(.63)	13.40	4.84	71	.42		.39		4.67
	Year ended 8/31/2006	13.63	.57	(.24)	.33	(.57)	13.39	2.51	66	.41		.38		4.24
	Year ended 8/31/2005	13.80	.48	(.16)	.32	(.49)	13.63	2.40	66	.39		.37		3.53

Class R-6:	Six months ended 2/28/2010(5)	13.10	.19	.19	.38	(.19)	13.29	2.95	272	.33	(6)	.33	(6)	2.87	(6)
	Period from 5/1/2009 to 8/31/2009	12.79	.14	.31	.45	(.14)	13.10	3.56	21	.12		.12		1.08

	Six months ended February 28,	Year ended August 31
	2010(5)	2009	2008	2007	2006	2005

Portfolio turnover rate for all classes of shares	19%	87%	80%	63%	71%	76%

(1)Based on operations for the periods shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
(2)Based on average shares outstanding.
(3)Total returns exclude any applicable sales charges, including contingent deferred sales charges.
(4)This column reflects the impact, if any, of certain reimbursements/waivers from CRMC. During some of the periods shown, CRMC reduced fees for investment advisory services. In addition, during the periods shown, CRMC paid a portion of the fund's transfer agent fees for certain retirement plan share classes.

(5)Unaudited.
(6)Annualized.

See Notes to Financial Statements

Expense example
                                                                                                                                       unaudited

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2009, through February 28, 2010).

Actual expenses:
The first line of each share class in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:
The second line of each share class in the table on the next page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:
There are some account fees that are charged to certain types of accounts, such as individual retirement accounts and 529 college savings plan accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually), that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2 and 529-F-1 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 9/1/2009	Ending account value 2/28/2010	Expenses paid during period*	Annualized expense ratio

Class A -- actual return	$1,000.00	$1,027.82	$3.27	.65%
Class A -- assumed 5% return	1,000.00	1,021.57	3.26	.65
Class B -- actual return	1,000.00	1,024.14	6.88	1.37
Class B -- assumed 5% return	1,000.00	1,018.00	6.85	1.37
Class C -- actual return	1,000.00	1,023.90	7.13	1.42
Class C -- assumed 5% return	1,000.00	1,017.75	7.10	1.42
Class F-1 -- actual return	1,000.00	1,027.68	3.42	.68
Class F-1 -- assumed 5% return	1,000.00	1,021.42	3.41	.68
Class F-2 -- actual return	1,000.00	1,029.35	1.76	.35
Class F-2 -- assumed 5% return	1,000.00	1,023.06	1.76	.35
Class 529-A -- actual return	1,000.00	1,027.52	3.57	.71
Class 529-A -- assumed 5% return	1,000.00	1,021.27	3.56	.71
Class 529-B -- actual return	1,000.00	1,023.54	7.48	1.49
Class 529-B -- assumed 5% return	1,000.00	1,017.41	7.45	1.49
Class 529-C -- actual return	1,000.00	1,023.58	7.43	1.48
Class 529-C -- assumed 5% return	1,000.00	1,017.46	7.40	1.48
Class 529-E -- actual return	1,000.00	1,026.12	4.92	.98
Class 529-E -- assumed 5% return	1,000.00	1,019.93	4.91	.98
Class 529-F-1 -- actual return	1,000.00	1,028.65	2.41	.48
Class 529-F-1 -- assumed 5% return	1,000.00	1,022.41	2.41	.48
Class R-1 -- actual return	1,000.00	1,023.84	7.23	1.44
Class R-1 -- assumed 5% return	1,000.00	1,017.65	7.20	1.44
Class R-2 -- actual return	1,000.00	1,023.85	7.18	1.43
Class R-2 -- assumed 5% return	1,000.00	1,017.70	7.15	1.43
Class R-3 -- actual return	1,000.00	1,026.07	4.97	.99
Class R-3 -- assumed 5% return	1,000.00	1,019.89	4.96	.99
Class R-4 -- actual return	1,000.00	1,027.76	3.32	.66
Class R-4 -- assumed 5% return	1,000.00	1,021.52	3.31	.66
Class R-5 -- actual return	1,000.00	1,029.22	1.86	.37
Class R-5 -- assumed 5% return	1,000.00	1,022.96	1.86	.37
Class R-6 -- actual return	1,000.00	1,029.48	1.66	.33
Class R-6 -- assumed 5% return	1,000.00	1,023.16	1.66	.33

*The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

Approval of Investment Advisory and Service Agreement

The fund’s board has approved the fund’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through October 31, 2010. The board approved the agreement following the recommendation of the fund’s Contracts Committee (the “committee”), which is composed of all of the fund’s independent board members. The board and the committee determined that the fund’s advisory fee structure was fair and reasonable in relation to the services provided and that approving the agreement was in the best interests of the fund and its shareholders.

In reaching this decision, the board and the committee took into account information furnished to them throughout the year, as well as information prepared specifically in connection with their review of the agreement, and were advised by their independent counsel. They considered the factors discussed below, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of its organization; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee considered, among other things, the impact of current market conditions on the fund and CRMC. The board and the committee also considered the nature, extent and quality of administrative, compliance and shareholder services provided by CRMC to the fund under the agreement and other agreements as well as the benefits to fund shareholders from investing in a fund that is part of a large family of funds. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit the fund and its shareholders.

2. Investment results

The board and the committee considered the investment results of the fund in light of its objectives of providing current income while preserving capital. They compared the fund’s total returns with those of other relevant funds (including the other funds that are the basis of the Lipper index for the category in which the fund is included) and market data such as relevant market indices, in each case as available at the time of the related board and committee meetings. In addition to the information reviewed by the board and the committee, this report, including the letter to shareholders and related disclosures, contains certain information about the fund’s investment results. The board and the committee concluded that although the fund’s net asset value per share had declined during the one-year period ended December 31, 2008, its long-term results have been satisfactory and that CRMC’s record in managing the fund indicated that its continued management should benefit the fund and its shareholders.

3. Advisory fees and total expenses

The board and the committee compared the advisory fees and total expense levels of the fund to those of other relevant funds. They observed that the fund’s advisory fees and expenses remain significantly below those of most other relevant funds. The board and the committee also noted the breakpoint discounts in the fund’s advisory fee structure that reduce the level of fees charged by CRMC to the fund as fund assets increase. In addition, they reviewed information regarding the advisory fees paid by institutional clients of an affiliate of CRMC with investment mandates similar to those of the fund. They noted that, although the fees paid by those clients generally were lower than those paid by the fund, the differences appropriately reflected the significant investment, operational and regulatory differences between advising mutual funds and institutional clients. The board and the committee concluded that the fund’s cost structure was fair and reasonable in relation to the services provided, and that the shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund.

4. Ancillary benefits

The board and the committee considered a variety of other benefits received by CRMC and its affiliates as a result of CRMC’s relationship with the fund and the other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the fund’s principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC’s institutional management affiliates. The board and the committee reviewed CRMC’s portfolio trading practices, noting that while CRMC receives the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the fund, it does not obtain third-party research or other services in return for allocating brokerage to such broker-dealers. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by the fund.

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and willingness to invest in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information previously received regarding the compensation structure for CRMC’s investment professionals. The board and the committee also compared CRMC’s profitability to the reported results of several large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the fund’s advisory fee structure and the termination of CRMC’s 10% advisory fee waiver effective December 31, 2008. The board and the committee concluded that the fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the fund’s shareholders.

Results of meeting of shareholders held November 24, 2009

Shares outstanding (all classes) on record date (August 28, 2009):	559,762,955
Total shares voting on November 24, 2009:	401,790,726	(71.8% of shares outstanding)

Election of board members

Trustee*	Votes for	Percent of shares voting for	Votes withheld	Percent of shares withheld

Lee A. Ault III	392,799,335	97.8%	8,991,391	2.2%
William H. Baribault	392,889,897	97.8	8,900,829	2.2
James G. Ellis	392,905,235	97.8	8,885,491	2.2
Martin Fenton	392,838,981	97.8	8,951,745	2.2
Leonard R. Fuller	392,855,380	97.8	8,935,346	2.2
Paul G. Haaga, Jr.	392,855,432	97.8	8,935,294	2.2
W. Scott Hedrick	392,869,797	97.8	8,920,929	2.2
R. Clark Hooper	392,844,545	97.8	8,946,181	2.2
Merit E. Janow	392,824,542	97.8	8,966,184	2.2
Laurel B. Mitchell	392,876,458	97.8	8,914,268	2.2
Frank M. Sanchez	392,848,326	97.8	8,942,400	2.2
John H. Smet	392,871,542	97.8	8,919,184	2.2
Margaret Spellings	392,883,961	97.8	8,906,765	2.2
Steadman Upham	392,699,137	97.7	9,091,589	2.3

	Votes for	Percent of outstanding shares voting for	Votes against	Percent of outstanding shares voting against	Votes abstaining†	Percent of outstanding shares abstaining

To approve an Agreement and Plan of Reorganization	306,359,747	54.7%	6,769,558	1.2%	88,661,421	15.8%

	Votes for	Percent of shares voting for	Votes against	Percent of shares voting against	Votes abstaining†	Percent of shares abstaining

To update the fund’s fundamental investment policies regarding:

Borrowing	305,768,843	76.1%	7,506,915	1.9%	88,514,968	22.0%
Issuance of senior securities	305,737,771	76.1	7,262,511	1.8	88,790,444	22.1
Underwriting	306,196,481	76.2	6,788,104	1.7	88,806,141	22.1
Investments in real estate or commodities	305,452,238	76.0	7,797,505	2.0	88,540,983	22.0
Lending	305,087,391	75.9	8,056,600	2.0	88,646,735	22.1
Industry concentration	305,970,200	76.2	6,993,742	1.7	88,826,784	22.1
Elimination of certain policies	304,708,862	75.8	8,012,533	2.0	89,069,331	22.2

To approve a policy allowing CRMC to appoint subsidiary advisers for the fund’s day-to-day investment management without additional shareholder approval	303,589,243	75.6	9,388,124	2.3	88,813,359	22.1

To approve amendments to the fund’s Investment Advisory and Service Agreement with CRMC	304,226,530	75.7	8,212,980	2.1	89,351,216	22.2

To approve a form of Subsidiary Agreement and appointment of one or more subsidiary advisers for the fund	301,501,118	75.0	10,777,943	2.7	89,511,665	22.3

*Richard G. Capen, Jr. and Richard G. Newman did not stand for election at the Meeting of Shareholders because they plan to retire in December 2010.
†Includes broker non-votes.

Other share class results
unaudited

Classes B, C, F and 529

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com.

Average annual total returns for periods ended March 31, 2010 (the most recent calendar quarter-end):
			10 years1/
	1 year	5 years	Life of class
Class B shares2
Reflecting applicable contingent deferred sales charge
(CDSC), maximum of 5%, payable only if shares
are sold within six years of purchase	0.69%	2.33%	3.77%
Not reflecting CDSC	5.69	2.68	3.77

Class C shares2 — first sold 3/15/01
Reflecting CDSC, maximum of 1%, payable only
if shares are sold within one year of purchase	4.64	2.63	2.78
Not reflecting CDSC	5.64	2.63	2.78

Class F-1 shares3 — first sold 3/19/01
Not reflecting annual asset-based fee charged
by sponsoring firm	6.42	3.42	3.57

Class F-2 shares3 — first sold 8/8/08
Not reflecting annual asset-based fee charged
by sponsoring firm	6.76	—	4.50

Class 529-A shares4 — first sold 2/19/02
Reflecting 2.50% maximum sales charge	3.71	2.84	2.98
Not reflecting maximum sales charge	6.39	3.36	3.30

Class 529-B shares2,4 — first sold 2/26/02
Reflecting applicable CDSC, maximum of 5%, payable
only if shares are sold within six years of purchase	0.56	2.19	2.49
Not reflecting CDSC	5.56	2.55	2.49

Class 529-C shares2,4 — first sold 2/19/02
Reflecting CDSC, maximum of 1%, payable only
if shares are sold within one year of purchase	4.57	2.56	2.49
Not reflecting CDSC	5.57	2.56	2.49

Class 529-E shares3,4 — first sold 3/15/02	6.10	3.07	3.15

Class 529-F-1 shares3,4 — first sold 9/16/02
Not reflecting annual asset-based fee charged
by sponsoring firm	6.63	3.58	3.07

1Applicable to Class B shares only. All other share classes reflect results for the life of the class.
2These shares are not available for purchase.
3These shares are sold without any initial or contingent deferred sales charge.
4Results shown do not reflect the $10 account setup fee and an annual $10 account maintenance fee.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Fund results shown reflect the waiver, without which they would have been lower. See the Financial Highlights table on pages 24 to 29 for details that include expense ratios for all share classes.

For information regarding the differences among the various share classes, refer to the fund’s prospectus.

Offices of the fund and of the
investment adviser
Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

6455 Irvine Center Drive
Irvine, CA 92618

Transfer agent for shareholder accounts
American Funds Service Company
(Write to the address near you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets
JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Counsel
Bingham McCutchen LLP
355 South Grand Avenue, Suite 4400
Los Angeles, CA 90071-3106

Independent registered public accounting firm
Deloitte & Touche LLP
695 Town Center Drive, Suite 1200
Costa Mesa, CA 92626-7188

Principal underwriter
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the fund’s summary prospectus and prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-0180 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

A complete February 28, 2010, portfolio of Intermediate Bond Fund of America’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

Intermediate Bond Fund of America files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at 800/SEC-0330. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of Intermediate Bond Fund of America, but it also may be used as sales literature when preceded or accompanied by the current summary prospectus or prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after June 30, 2010, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

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The right choice for the long term®

What makes American Funds different?

For nearly 80 years, we have followed a consistent philosophy to benefit our investors. Our 30 carefully conceived, broadly diversified funds, in addition to the target date retirement series, offer opportunities that have attracted over 50 million shareholder accounts.

Our unique combination of strengths includes these five factors:

•A long-term, value-oriented approach
We seek to buy securities at reasonable prices relative to their prospects and hold them for the long term.

•An extensive global research effort
Our investment professionals travel the world to find the best investment opportunities and gain a comprehensive understanding of companies and markets.

•The multiple portfolio counselor system

Our unique approach to portfolio management, developed more than 50 years ago, blends teamwork with individual accountability and has provided American Funds with a sustainable method of achieving fund objectives.

•Experienced investment professionals
American Funds portfolio counselors have an average of 26 years of investment experience, providing a depth of knowledge and broad perspective that few organizations have.

•A commitment to low management fees
The American Funds provide exceptional value for shareholders, with management fees that are among the lowest in the mutual fund industry.

American Funds span a range of investment objectives

•Growth funds
AMCAP Fund®
EuroPacific Growth Fund®
The Growth Fund of America®
The New Economy Fund®
New Perspective Fund®
New World Fund®
SMALLCAP World Fund®

•Growth-and-income funds
American Mutual Fund®
Capital World Growth and Income FundSM
Fundamental InvestorsSM
International Growth and Income FundSM
The Investment Company of America®
Washington Mutual Investors FundSM

•Equity-income funds
Capital Income Builder®
The Income Fund of America®

•Balanced fund
American Balanced Fund®

•Bond funds
American High-Income TrustSM
The Bond Fund of AmericaSM
Capital World Bond Fund®
>Intermediate Bond Fund of America®
Short-Term Bond Fund of AmericaSM
U.S. Government Securities FundSM

•Tax-exempt bond funds
American Funds Short-Term Tax-Exempt Bond FundSM
American High-Income Municipal Bond Fund®
Limited Term Tax-Exempt Bond Fund of AmericaSM
The Tax-Exempt Bond Fund of America®
State-specific tax-exempt funds
The Tax-Exempt Fund of California®
The Tax-Exempt Fund of Maryland®
The Tax-Exempt Fund of Virginia®

•Money market fund
American Funds Money Market FundSM

•American Funds Target Date Retirement Series®

The Capital Group Companies

American Funds   Capital Research and Management   Capital International   Capital Guardian   Capital Bank and Trust

Lit. No. MFGESR-923-0410P

Litho in USA KBDA/B/8086-S20700

Printed on paper containing 10% post-consumer waste

Printed with inks containing soy and/or vegetable oil

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

[logo – American Funds®]

Intermediate Bond Fund of America®
Investment portfolio

February 28, 2010
 unaudited

Bonds & notes — 94.18%	Principal amount (000)	Value (000)

U.S. TREASURY BONDS & NOTES — 44.32%
U.S. Treasury 0.875% 20101,2	$21,232	$21,334
U.S. Treasury 1.00% 2011	25,000	25,158
U.S. Treasury 1.125% 2011	44,625	44,977
U.S. Treasury 1.125% 2011	2,300	2,321
U.S. Treasury 2.375% 20111,2	3,999	4,144
U.S. Treasury 4.50% 2011	24,500	26,149
U.S. Treasury 4.875% 2011	253,750	267,945
U.S. Treasury 5.125% 2011	15,000	15,937
U.S. Treasury 0.875% 2012	14,610	14,641
U.S. Treasury 1.375% 2012	6,200	6,230
U.S. Treasury 1.75% 2012	89,000	90,537
U.S. Treasury 1.875% 2012	111,000	113,337
U.S. Treasury 3.00% 20121,2	10,810	11,713
U.S. Treasury 4.25% 2012	78,500	84,826
U.S. Treasury 4.50% 2012	125,000	134,434
U.S. Treasury 4.625% 2012	20,000	21,738
U.S. Treasury 4.625% 2012	16,575	17,840
U.S. Treasury 4.75% 2012	30,000	32,564
U.S. Treasury 4.875% 2012	67,300	72,681
U.S. Treasury 1.875% 20131,2	40,273	42,886
U.S. Treasury 2.75% 2013	25,000	26,057
U.S. Treasury 2.75% 2013	1,675	1,740
U.S. Treasury 3.125% 2013	234,000	246,395
U.S. Treasury 3.125% 2013	25,000	26,316
U.S. Treasury 3.375% 2013	256,750	272,617
U.S. Treasury 3.50% 2013	10,975	11,690
U.S. Treasury 3.625% 2013	56,225	60,152
U.S. Treasury 3.875% 2013	15,000	16,137
U.S. Treasury 4.25% 2013	121,680	132,883
U.S. Treasury 1.75% 2014	49,640	49,398
U.S. Treasury 1.875% 2014	44,125	44,203
U.S. Treasury 1.875% 2014	25,000	24,969
U.S. Treasury 2.00% 20141,2	68,140	72,799
U.S. Treasury 2.25% 2014	287,600	291,230
U.S. Treasury 2.625% 2014	197,800	202,883
U.S. Treasury 4.00% 2014	149,500	162,376
U.S. Treasury 4.25% 2014	1,125	1,233
U.S. Treasury 1.625% 20151,2	42,781	44,981
U.S. Treasury 2.25% 2015	156,610	156,659
U.S. Treasury 4.125% 2015	50,000	54,435
U.S. Treasury 4.25% 2015	50,000	54,635
U.S. Treasury 2.375% 2016	57,300	56,114
U.S. Treasury 3.125% 2016	3,100	3,134
U.S. Treasury 3.25% 2016	40,000	40,624
U.S. Treasury 3.25% 2016	13,800	14,149
U.S. Treasury 3.25% 2016	7,165	7,355
U.S. Treasury 5.125% 2016	40,000	45,472
U.S. Treasury 7.50% 2016	25,000	31,977
U.S. Treasury 3.125% 2017	20,000	20,140
U.S. Treasury 4.625% 2017	35,000	38,667
U.S. Treasury 8.75% 2017	25,000	34,241
U.S. Treasury 8.875% 2017	1,510	2,087
U.S. Treasury 3.50% 2018	272,650	277,337
U.S. Treasury 3.75% 2018	81,150	83,061
U.S. Treasury 2.75% 2019	5,100	4,811
U.S. Treasury 3.125% 2019	33,300	32,253
U.S. Treasury 3.375% 2019	18,610	18,286
U.S. Treasury 3.625% 2020	530	531
U.S. Treasury 8.00% 2021	20,000	27,763
U.S. Treasury 4.50% 2039	10,000	9,955
		3,753,137

CORPORATE BONDS & NOTES — 20.21%
Financials — 6.71%
Westfield Capital Corp. Ltd., WT Finance (Australia) Pty Ltd. and WEA Finance LLC 4.375% 20103	18,010	18,494
Westfield Group 5.40% 20123	7,500	8,012
Westfield Group 7.50% 20143	750	848
Westfield Group 5.75% 20153	5,000	5,312
Westfield Group 5.70% 20163	1,250	1,297
Westfield Group 7.125% 20183	1,000	1,099
Kimco Realty Corp. 6.00% 2012	1,250	1,356
Pan Pacific Retail Properties, Inc. 6.125% 2013	1,285	1,379
Kimco Realty Corp., Series C, 4.82% 2014	795	821
Kimco Realty Corp., Series C, 4.904% 2015	8,915	8,929
Kimco Realty Corp., Series C, 5.783% 2016	9,500	9,952
Kimco Realty Corp. 5.70% 2017	5,500	5,548
Kimco Realty Corp. 6.875% 2019	2,000	2,147
New York Life Global Funding 4.625% 20103	5,000	5,073
New York Life Global Funding 5.25% 20123	14,000	15,223
New York Life Global Funding 4.65% 20133	9,000	9,627
Scotland International Finance No. 2 BV 4.25% 20133	1,195	1,163
Lloyds TSB Bank PLC 4.375% 20153	14,000	13,781
HBOS PLC 6.75% 20183	6,265	5,789
Lloyds TSB Bank PLC 5.80% 20203	8,745	8,478
Simon Property Group, LP 6.75% 2014	5,655	6,272
Simon Property Group, LP 4.20% 2015	9,430	9,553
Simon Property Group, LP 6.10% 2016	7,000	7,513
Simon Property Group, LP 5.875% 2017	2,500	2,619
Simon Property Group, LP 10.35% 2019	750	960
ProLogis 7.625% 2014	10,750	11,698
ProLogis 5.625% 2016	12,260	11,954
ProLogis 6.625% 2018	3,110	3,093
Monumental Global Funding II, Series 2005-B, 4.625% 20103	2,500	2,502
Monumental Global Funding 5.50% 20133	4,500	4,800
Monumental Global Funding III 0.451% 20143,4	9,140	8,496
Monumental Global Funding III 5.25% 20143	8,500	9,116
JPMorgan Chase & Co. 5.60% 2011	3,000	3,175
JPMorgan Chase & Co. 4.75% 2013	6,000	6,448
JPMorgan Chase & Co. 4.891% 20154	10,000	10,092
JPMorgan Chase Bank NA 5.875% 2016	3,250	3,479
Abbey National Treasury Services PLC 3.875% 20143	8,200	8,185
Santander Issuances, SA Unipersonal 5.805% 20163,4	13,300	13,381
UniCredito Italiano SpA 5.584% 20173,4	17,750	17,592
UniCredito Italiano SpA 6.00% 20173	3,300	3,326
Nordea Bank 3.70% 20143	20,500	20,739
Jackson National Life Global 5.375% 20133	17,565	18,874
Countrywide Financial Corp., Series B, 5.80% 2012	12,750	13,585
Bank of America Corp. 5.75% 2017	5,070	5,142
Metropolitan Life Global Funding I, 5.125% 20133	15,250	16,483
UBS AG 3.875% 2015	7,500	7,510
UBS AG 5.875% 2017	8,000	8,348
Wells Fargo Bank, National Assn. 4.75% 2015	9,400	9,772
Wells Fargo & Co. 5.625% 2017	5,750	6,068
Goldman Sachs Group, Inc. 3.625% 2012	6,285	6,524
Goldman Sachs Group, Inc. 6.15% 2018	8,560	9,057
Bank of New York Mellon Corp., Series G, 4.95% 2012	13,500	14,661
Barclays Bank PLC 5.45% 2012	4,000	4,341
Barclays Bank PLC 5.20% 2014	4,500	4,819
Barclays Bank PLC 6.05% 20173	4,940	5,076
American Honda Finance Corp. 5.125% 20103	13,000	13,441
Northern Trust Corp. 5.50% 2013	6,500	7,160
Northern Trust Corp. 4.625% 2014	2,825	3,047
Northern Trust Corp. 5.85% 20173	2,750	2,972
TIAA Global Markets 4.95% 20133	10,000	10,856
Morgan Stanley 6.00% 2014	2,365	2,560
Morgan Stanley 4.10% 2015	4,000	3,998
Morgan Stanley, Series F, 6.00% 2015	3,635	3,887
Allstate Life Global Funding Trust, Series 2008-4, 5.375% 2013	9,500	10,362
American Express Credit Corp., Series B, 5.00% 2010	7,000	7,187
American Express Co. 6.15% 2017	2,900	3,100
Berkshire Hathaway Finance Corp. 4.60% 2013	4,375	4,691
Berkshire Hathaway Finance Corp. 5.00% 2013	4,500	4,908
Korea Development Bank 5.30% 2013	2,500	2,624
Korea Development Bank 8.00% 2014	5,350	6,206
ERP Operating LP 6.625% 2012	2,000	2,159
ERP Operating LP 5.25% 2014	4,000	4,227
Royal Bank of Scotland Group PLC 5.05% 2015	7,000	6,380
HSBC Finance Corp. 0.501% 20144	2,250	2,162
HSBC Finance Corp. 0.686% 20164	4,400	4,044
PRICOA Global Funding I 5.30% 20133	5,000	5,484
Citigroup Inc. 6.01% 2015	4,750	4,974
Société Générale 5.75% 20163	4,200	4,509
Boston Properties LP 6.25% 2013	4,030	4,423
Principal Life Insurance Co. 5.30% 2013	4,000	4,329
Standard Chartered Bank 6.40% 20173	4,020	4,314
PNC Funding Corp. 5.125% 2010	4,000	4,135
Credit Suisse Group AG 5.50% 2014	3,000	3,280
US Bank NA 4.95% 2014	2,550	2,759
Hartford Financial Services Group, Inc. 5.25% 2011	1,800	1,865
Liberty Mutual Group Inc. 5.75% 20143	1,500	1,551
Nationwide Mutual Insurance Co. 5.81% 20243,4	1,630	1,343
Development Bank of Singapore Ltd. 7.125% 20113	200	212
		568,730

Industrials — 2.20%
Canadian National Railway Co. 4.95% 2014	17,850	19,495
Canadian National Railway Co. 5.85% 2017	7,000	7,667
Union Pacific Corp. 5.125% 2014	6,125	6,605
Union Pacific Corp. 5.75% 2017	1,515	1,650
Union Pacific Corp. 5.70% 2018	7,465	7,970
Burlington Northern Santa Fe Corp. 7.00% 2014	13,480	15,598
BAE Systems 2001 Asset Trust, Series 2001, Class B, 7.156% 20113,5	8,666	9,084
BAE Systems 2001 Asset Trust, Series 2001, Class G, MBIA insured, 6.664% 20133,5	1,437	1,529
BAE Systems Holdings Inc. 4.95% 20143	4,500	4,756
Continental Airlines, Inc., Series 2006-1, Class G, FGIC insured, 0.607% 20154,5	10,000	8,249
Continental Airlines, Inc., Series 1997-1, Class A, 7.461% 20165	3,704	3,601
Continental Airlines, Inc., Series 2007-1, Class B, 6.903% 20225	1,910	1,738
Raytheon Co. 5.375% 2013	5,000	5,504
Raytheon Co. 4.40% 2020	7,625	7,675
Honeywell International Inc. 3.875% 2014	10,100	10,657
Northrop Grumman Corp. 3.70% 2014	9,500	9,814
John Deere Capital Corp., Series D, 4.50% 2013	4,000	4,276
John Deere Capital Corp., Series D, 4.90% 2013	5,000	5,490
United Technologies Corp. 4.50% 2020	8,215	8,309
Norfolk Southern Corp. 5.75% 2016	7,190	7,915
Delta Air Lines, Inc., Series 2002-1, Class G-2, MBIA insured, 6.417% 20145	7,860	7,624
Lockheed Martin Corp. 4.121% 2013	5,000	5,319
Caterpillar Financial Services Corp., Series F, 4.85% 2012	1,000	1,083
Caterpillar Financial Services Corp., Series F, 4.25% 2013	4,000	4,234
General Electric Co. 5.00% 2013	2,000	2,148
General Electric Capital Corp., Series A, 5.625% 2017	3,000	3,145
Koninklijke Philips Electronics NV 4.625% 2013	4,300	4,553
Volvo Treasury AB 5.95% 20153	4,300	4,419
Atlas Copco AB 5.60% 20173	4,000	4,176
CSX Corp. 5.75% 2013	1,635	1,783
		186,066

Utilities — 2.12%
Niagara Mohawk Power 3.553% 20143	11,170	11,376
National Grid PLC 6.30% 2016	10,990	12,198
Scottish Power PLC 4.91% 2010	4,000	4,003
Iberdrola Finance Ireland 3.80% 20143	15,000	15,251
Scottish Power PLC 5.375% 2015	4,000	4,273
Pacific Gas and Electric Co. 6.25% 2013	12,250	13,837
PG&E Corp. 5.75% 2014	5,000	5,510
Progress Energy, Inc. 6.05% 2014	16,500	18,287
National Rural Utilities Cooperative Finance Corp. 5.50% 2013	12,000	13,225
National Rural Utilities Cooperative Finance Corp. 3.875% 2015	500	517
National Rural Utilities Cooperative Finance Corp. 5.45% 2018	2,500	2,667
E.ON International Finance BV 5.80% 20183	13,000	14,219
Electricité de France SA 5.50% 20143	10,000	11,010
Enel Finance International 3.875% 20143	9,550	9,754
PSEG Power LLC, Series B, 5.125% 2012	8,343	9,083
Veolia Environnement 5.25% 2013	8,350	8,975
Ohio Power Co., Series J, 5.30% 2010	8,000	8,246
Consumers Energy Co., First Mortgage Bonds, 5.15% 2017	500	527
Consumers Energy Co., First Mortgage Bonds, 6.125% 2019	3,100	3,406
MidAmerican Energy Holdings Co. 5.75% 2018	3,600	3,835
Sierra Pacific Power Co., General and Refunding Mortgage Notes, Series Q, 5.45% 2013	2,850	3,095
Public Service Co. of Colorado 5.80% 2018	2,250	2,486
Duke Energy Corp., First and Refunding Mortgage Bonds, 4.50% 2010	2,250	2,257
CenterPoint Energy Houston Electric, LLC, General Mortgage Bonds, Series U, 7.00% 2014	1,500	1,723
		179,760

Telecommunication services — 2.07%
Verizon Communications Inc. 3.75% 2011	17,500	18,081
Verizon Communications Inc. 5.25% 2013	7,200	7,870
Verizon Communications Inc. 7.375% 2013	5,000	5,809
Verizon Communications Inc. 5.55% 2014	11,170	12,314
Verizon Communications Inc. 8.75% 2018	5,000	6,317
SBC Communications Inc. 6.25% 2011	34,250	36,230
AT&T Inc. 4.95% 2013	8,250	8,914
Telecom Italia Capital SA 4.95% 2014	7,225	7,550
Telecom Italia Capital SA 6.175% 2014	9,000	9,813
Telecom Italia Capital SA 5.25% 2015	7,000	7,355
France Télécom 7.75% 20114	12,500	13,341
France Télécom 4.375% 2014	6,995	7,437
Vodafone Group PLC 5.375% 2015	9,725	10,555
Deutsche Telekom International Finance BV 8.50% 20104	5,000	5,111
Deutsche Telekom International Finance BV 4.875% 2014	5,000	5,323
Singapore Telecommunications Ltd. 6.375% 20113	7,000	7,578
Telefónica Emisiones, SAU 4.949% 2015	5,000	5,317
		174,915

Consumer staples — 1.99%
Anheuser-Busch InBev NV 7.20% 20143	10,000	11,487
Anheuser-Busch InBev NV 4.125% 2015	7,500	7,736
Diageo Capital PLC 7.375% 2014	926	1,091
Diageo Capital PLC 5.75% 2017	11,845	12,896
Kraft Foods Inc. 2.625% 2013	13,660	13,814
Altria Group, Inc. 8.50% 2013	4,000	4,702
Altria Group, Inc. 7.75% 2014	7,500	8,657
Kroger Co. 7.50% 2014	6,030	7,026
Kroger Co. 3.90% 2015	5,250	5,358
Costco Wholesale Corp. 5.30% 2012	10,700	11,582
Walgreen Co. 4.875% 2013	10,500	11,503
Wal-Mart Stores, Inc. 4.75% 2010	7,500	7,653
Wal-Mart Stores, Inc. 4.25% 2013	2,000	2,149
Wal-Mart Stores, Inc. 5.375% 2017	260	286
Wal-Mart Stores, Inc. 5.80% 2018	740	832
Coca-Cola Co. 3.625% 2014	10,000	10,521
CVS Caremark Corp. 6.036% 20285	2,535	2,539
CVS Caremark Corp. 6.943% 20305	5,848	6,178
Unilever Capital Corp. 3.65% 2014	7,500	7,849
Procter & Gamble Co. 3.50% 2015	7,500	7,836
British American Tobacco International Finance PLC 9.50% 20183	5,910	7,685
Tesco PLC 5.50% 20173	6,840	7,388
PepsiCo, Inc. 3.10% 2015	6,000	6,105
Kimberly-Clark Corp. 7.50% 2018	4,500	5,563
		168,436

Health care — 1.95%
Roche Holdings Inc. 5.00% 20143	29,500	32,058
Roche Holdings Inc. 6.00% 20193	5,000	5,571
GlaxoSmithKline Capital Inc. 4.85% 2013	12,500	13,582
GlaxoSmithKline Capital Inc. 5.65% 2018	10,000	10,956
Novartis Capital Corp. 4.125% 2014	17,500	18,669
Novartis Securities Investment Ltd. 5.125% 2019	5,000	5,285
Pfizer Inc. 5.35% 2015	10,000	11,129
Pfizer Inc. 6.20% 2019	5,000	5,651
Merck & Co., Inc. 1.875% 2011	7,555	7,655
Schering-Plough Corp. 6.00% 2017	7,945	9,043
Eli Lilly and Co. 3.55% 2012	12,750	13,346
WellPoint, Inc. 6.00% 2014	4,400	4,886
WellPoint, Inc. 5.25% 2016	3,000	3,212
AstraZeneca PLC 5.40% 2012	7,000	7,667
UnitedHealth Group Inc. 6.00% 2017	4,750	5,202
Express Scripts Inc. 5.25% 2012	3,160	3,387
Express Scripts Inc. 6.25% 2014	1,010	1,132
Abbott Laboratories 5.875% 2016	3,225	3,662
Hospira, Inc. 5.55% 2012	2,500	2,678
		164,771

Energy — 1.69%
Shell International Finance 1.30% 2011	7,500	7,564
Shell International Finance B.V. 4.00% 2014	25,000	26,467
BP Capital Markets PLC 3.125% 2012	18,500	19,223
BP Capital Markets PLC 3.625% 20143	5,000	5,222
BP Capital Markets PLC 3.875% 2015	5,000	5,231
Chevron Corp. 3.95% 2014	18,000	19,118
Rockies Express Pipeline LLC 6.25% 20133	11,300	12,552
Kinder Morgan Energy Partners LP 5.00% 2013	5,000	5,400
Kinder Morgan Energy Partners LP 5.125% 2014	5,000	5,384
TransCanada PipeLines Ltd. 6.50% 2018	5,000	5,724
TransCanada PipeLines Ltd. 6.35% 20674	3,550	3,341
StatoilHydro ASA 2.90% 2014	3,110	3,163
StatoilHydro ASA 3.875% 2014	4,750	5,010
Husky Energy Inc. 5.90% 2014	6,000	6,586
Enbridge Energy Partners, LP, Series B, 6.50% 2018	4,600	5,072
Sunoco, Inc. 5.75% 2017	3,000	2,990
Enbridge Inc. 5.60% 2017	2,500	2,733
Qatar Petroleum 5.579% 20113,5	1,667	1,721
Petroleum Export Ltd., Class A-1, MBIA insured, 4.623% 20103,5	944	936
		143,437

Consumer discretionary — 0.99%
Time Warner Cable Inc. 6.20% 2013	12,000	13,289
Time Warner Cable Inc. 7.50% 2014	5,430	6,341
Time Warner Cable Inc. 8.25% 2014	1,000	1,188
News America Inc. 6.90% 2019	10,250	11,795
Comcast Corp. 5.30% 2014	2,000	2,171
Comcast Corp. 5.85% 2015	3,000	3,347
Comcast Corp. 6.30% 2017	2,750	3,049
Walt Disney Co. 4.70% 2012	5,000	5,429
McDonald’s Corp., Series I, 4.30% 2013	5,000	5,370
Lowe’s Companies, Inc. 8.25% 2010	5,000	5,081
Nordstrom, Inc. 6.75% 2014	4,180	4,737
Thomson Reuters Corp. 5.95% 2013	4,130	4,605
Kohl’s Corp. 7.375% 2011	4,175	4,572
Target Corp. 6.00% 2018	4,055	4,557
DaimlerChrysler North America Holding Corp., Series E, 5.75% 2011	3,050	3,233
DaimlerChrysler North America Holding Corp. 5.875% 2011	950	990
Home Depot, Inc. 5.20% 2011	3,000	3,119
Staples, Inc. 9.75% 2014	1,000	1,224
		84,097

Information technology — 0.41%
Cisco Systems, Inc. 5.25% 2011	5,750	6,008
Cisco Systems, Inc. 2.90% 2014	5,500	5,608
National Semiconductor Corp. 6.15% 2012	6,500	6,953
National Semiconductor Corp. 6.60% 2017	2,500	2,608
Oracle Corp. 4.95% 2013	7,500	8,225
International Business Machines Corp. 0.829% 20114	5,000	5,045
		34,447

Materials — 0.08%
BHP Billiton Finance (USA) Ltd. 5.50% 2014	5,865	6,496

Total corporate bonds & notes		1,711,155

MORTGAGE-BACKED OBLIGATIONS — 15.95%
Federal agency mortgage-backed obligations5 — 11.97%
Fannie Mae 7.00% 2015	713	770
Fannie Mae 7.00% 2015	18	20
Fannie Mae 7.50% 2015	321	347
Fannie Mae 7.00% 2016	549	595
Fannie Mae 7.00% 2017	484	527
Fannie Mae 7.00% 2017	458	500
Fannie Mae 11.50% 2019	241	268
Fannie Mae 5.50% 2021	773	827
Fannie Mae 5.50% 2022	5,957	6,357
Fannie Mae 4.50% 2023	39,140	40,838
Fannie Mae 5.00% 2023	7,399	7,811
Fannie Mae 5.00% 2023	6,056	6,393
Fannie Mae 5.00% 2023	5,304	5,599
Fannie Mae 5.00% 2023	5,018	5,297
Fannie Mae 5.00% 2023	4,500	4,751
Fannie Mae 4.00% 2024	37,554	38,416
Fannie Mae 4.00% 2024	23,126	23,653
Fannie Mae 4.50% 2024	39,627	41,336
Fannie Mae 4.50% 2024	21,456	22,377
Fannie Mae 4.50% 2024	20,698	21,586
Fannie Mae 4.50% 2024	18,770	19,576
Fannie Mae 4.50% 2024	10,706	11,165
Fannie Mae 4.50% 2024	2,501	2,608
Fannie Mae 4.50% 2024	2,482	2,588
Fannie Mae 4.50% 2024	2,238	2,334
Fannie Mae 4.50% 2024	2,184	2,278
Fannie Mae 6.00% 2024	2,674	2,866
Fannie Mae 6.00% 2026	1,856	1,990
Fannie Mae 9.092% 20264	547	604
Fannie Mae 6.00% 2028	5,344	5,687
Fannie Mae 6.00% 2028	2,558	2,722
Fannie Mae 6.00% 2028	1,950	2,090
Fannie Mae 6.50% 2034	5,715	6,200
Fannie Mae 5.50% 2035	27,355	28,885
Fannie Mae 6.50% 2035	4,486	4,887
Fannie Mae 5.00% 2036	28,567	29,716
Fannie Mae 6.00% 2036	1,663	1,773
Fannie Mae 5.26% 20374	2,243	2,384
Fannie Mae 5.608% 20374	5,037	5,311
Fannie Mae 6.00% 2037	13,561	14,598
Fannie Mae 7.00% 2037	3,736	3,947
Fannie Mae 7.50% 2037	673	720
Fannie Mae 4.44% 20384	5,336	5,606
Fannie Mae 5.448% 20384	3,874	4,085
Fannie Mae 5.50% 2038	20,875	22,069
Fannie Mae 5.554% 20384	2,169	2,285
Fannie Mae 6.00% 2038	22,733	24,147
Fannie Mae 6.00% 2038	21,468	22,803
Fannie Mae 6.00% 2038	5,489	5,830
Fannie Mae 6.00% 2038	4,038	4,289
Fannie Mae 3.614% 20394	9,815	10,136
Fannie Mae 3.622% 20394	4,251	4,393
Fannie Mae 3.63% 20394	23,151	23,939
Fannie Mae 3.65% 20394	1,733	1,790
Fannie Mae 3.655% 20394	4,677	4,834
Fannie Mae 3.754% 20394	4,593	4,763
Fannie Mae 3.788% 20394	8,305	8,620
Fannie Mae 3.809% 20394	2,961	3,070
Fannie Mae 3.83% 20394	3,834	3,980
Fannie Mae 3.90% 20394	4,648	4,784
Fannie Mae 3.909% 20394	3,838	3,989
Fannie Mae 3.915% 20394	988	1,025
Fannie Mae 3.948% 20394	10,145	10,557
Fannie Mae 5.123% 20394	3,815	4,023
Fannie Mae 6.00% 2039	4,015	4,267
Fannie Mae 6.50% 2039	2,994	3,201
Fannie Mae 3.619% 20404	1,734	1,790
Fannie Mae 6.50% 2047	14,270	15,027
Fannie Mae 7.00% 2047	910	961
Fannie Mae 7.00% 2047	74	78
Fannie Mae, Series 2001-4, Class GA, 9.984% 20254	527	608
Fannie Mae, Series 2001-4, Class NA, 11.812% 20254	1,050	1,191
Fannie Mae, Series 2002-W7, Class A-5, 7.50% 2029	1,093	1,236
Fannie Mae, Series 2001-20, Class D, 11.044% 20314	88	102
Fannie Mae, Series 2005-29, Class AK, 4.50% 2035	5,489	5,751
Fannie Mae, Series 2006-96, Class MO, principal only, 0% 2036	4,606	3,836
Fannie Mae, Series 2006-43, Class PX, 6.00% 2036	19,425	20,933
Fannie Mae, Series 2006-114, Class PD, 6.00% 2036	8,854	9,581
Fannie Mae, Series 2006-49, Class PA, 6.00% 2036	6,137	6,695
Fannie Mae, Series 2006-123, Class BO, principal only, 0% 2037	10,678	9,161
Fannie Mae, Series 2007-114, Class A7, 0.429% 20374	12,500	12,262
Fannie Mae, Series 2007-33, Class HE, 5.50% 2037	8,379	8,951
Fannie Mae, Series 2007-24, Class P, 6.00% 2037	9,441	10,211
Fannie Mae, Series 2001-T10, Class A-1, 7.00% 2041	269	296
Fannie Mae, Series 2001-50, Class BA, 7.00% 2041	246	261
Fannie Mae, Series 2002-W3, Class A-5, 7.50% 2041	1,087	1,229
Freddie Mac 10.00% 2018	263	303
Freddie Mac 4.50% 2023	11,837	12,342
Freddie Mac 5.00% 2023	10,565	11,174
Freddie Mac 5.00% 2023	3,284	3,473
Freddie Mac 4.50% 2024	30,494	31,798
Freddie Mac 5.00% 2024	2,512	2,657
Freddie Mac 6.00% 2026	679	734
Freddie Mac 6.00% 2026	301	326
Freddie Mac 6.50% 2027	4,413	4,776
Freddie Mac 6.00% 2032	1,786	1,915
Freddie Mac 5.00% 2035	19,528	20,362
Freddie Mac 5.716% 20374	5,930	6,241
Freddie Mac 5.883% 20374	3,681	3,838
Freddie Mac 6.00% 2037	2,904	3,155
Freddie Mac 6.00% 2037	2,887	3,104
Freddie Mac 6.00% 2037	1,221	1,325
Freddie Mac 6.50% 2037	12,443	13,455
Freddie Mac 5.00% 2038	4	5
Freddie Mac 5.033% 20384	8,063	8,481
Freddie Mac 5.167% 20384	1,489	1,570
Freddie Mac 5.50% 2038	6,640	7,030
Freddie Mac 5.51% 20384	3,979	4,169
Freddie Mac 5.529% 20384	14,476	15,190
Freddie Mac 6.50% 2038	13,414	14,496
Freddie Mac 6.50% 2038	10,179	11,000
Freddie Mac 3.602% 20394	6,085	6,216
Freddie Mac 3.943% 20394	3,044	3,160
Freddie Mac 4.50% 2040	5,000	5,066
Freddie Mac, Series 2356, Class GD, 6.00% 2016	8,568	9,182
Freddie Mac, Series 1567, Class A, 0.65% 20234	64	64
Freddie Mac, Series 2626, Class NG, 3.50% 2023	1,122	1,147
Freddie Mac, Series T-041, Class 3-A, 7.50% 2032	481	543
Freddie Mac, Series 3061, Class PN, 5.50% 2035	12,252	13,182
Freddie Mac, Series 3171, Class MO, principal only, 0% 2036	9,080	7,566
Freddie Mac, Series 3213, Class OG, principal only, 0% 2036	4,463	3,682
Freddie Mac, Series 3156, Class NG, 6.00% 2036	6,196	6,779
Freddie Mac, Series 3292, Class BO, principal only, 0% 2037	2,155	1,782
Freddie Mac, Series 3271, Class OA, 6.00% 2037	7,300	7,993
Government National Mortgage Assn. 4.00% 2040	37,700	37,264
Government National Mortgage Assn. 4.50% 2040	29,554	30,055
Government National Mortgage Assn. 4.50% 2040	15,000	15,254
		1,013,696

Commercial mortgage-backed securities5 — 3.03%
Fannie Mae, Series 2000-T5, Class B, 7.30% 2010	14,000	14,165
Fannie Mae, Series 2003-T1, Class B, 4.491% 2012	17,615	18,516
Fannie Mae, Series 2002-T11, Class B, 5.341% 2012	4,025	4,323
CS First Boston Mortgage Securities Corp., Series 2001-CK1, Class A-3, 6.38% 2035	5,374	5,494
CS First Boston Mortgage Securities Corp., Series 2003-CK2, Class A-4, 4.801% 2036	1,000	1,041
CS First Boston Mortgage Securities Corp., Series 2004-C2, Class E, 5.64% 20364	2,000	1,267
CS First Boston Mortgage Securities Corp., Series 2003-C5, Class G, 5.745% 20363,4	1,600	1,036
CS First Boston Mortgage Securities Corp., Series 2001-CK6, Class A-3, 6.387% 2036	7,959	8,392
CS First Boston Mortgage Securities Corp., Series 2003-C3, Class G, 4.617% 20383	2,000	1,254
CS First Boston Mortgage Securities Corp., Series 2005-C5, Class A-2, 5.10% 20384	3,000	3,032
CS First Boston Mortgage Securities Corp., Series 2005-C6, Class A-3, 5.23% 20404	13,500	14,014
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2002-C2, Class A-1, 4.326% 2034	5,758	5,839
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2004-CIBC10, Class A-4, 4.529% 2037	8,500	8,623
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC12, Class A-M, 4.948% 20374	1,783	1,506
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC12, Class A-3B, 5.315% 20374	5,000	5,140
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2003-ML1, Class A-1, 3.972% 2039	3,939	4,015
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2004-C3, Class A-3, 4.545% 2042	5,000	5,059
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP3, Class A-4B, 4.996% 20424	1,000	875
GMAC Commercial Mortgage Securities, Inc., Series 2001-C1, Class A-2, 6.465% 2034	17,203	17,833
American Tower Trust I, Series 2007-1A, Class A-FX, 5.42% 20373	6,250	6,484
American Tower Trust I, Series 2007-1A, Class B, 5.537% 20373	1,000	1,035
American Tower Trust I, Series 2007-1A, Class C, 5.615% 20373	1,000	1,035
American Tower Trust I, Series 2007-1A, Class D, 5.957% 20373	7,500	7,761
SBA CMBS Trust, Series 2006-1A, Class A, 5.314% 20363	8,750	9,075
SBA CMBS Trust, Series 2006-1A, Class B, 5.451% 20363	3,000	3,045
SBA CMBS Trust, Series 2006-1A, Class C, 5.559% 20363	2,000	2,061
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A-4-1, 5.243% 20374	12,000	12,308
GE Capital Commercial Mortgage Corp., Series 2000-1, Class A-2, 6.496% 2033	8,725	8,952
GE Capital Commercial Mortgage Corp., Series 2002-3, Class A-1, 4.229% 2037	2,918	2,967
Salomon Brothers Commercial Mortgage Trust, Series 2000-C3, Class B, 6.758% 2033	2,000	1,980
Salomon Brothers Commercial Mortgage Trust, Series 2001-C1, Class A-3, 6.428% 2035	9,507	9,829
GS Mortgage Securities Corp. II, Series 2001-ROCK, Class A-2, 6.624% 20183	5,000	5,284
GS Mortgage Securities Corp. II, Series 2001-ROCK, Class C, 6.878% 20183	3,800	4,027
Hilton Hotel Pool Trust, Series 2000-HLTA, Class A-1, 7.055% 20153	1,019	1,044
Hilton Hotel Pool Trust, Series 2000-HLTA, Class C, 7.458% 20153	7,500	7,796
GE Commercial Mortgage Corp., Series 2003-C2, Class A-2, 4.17% 2037	664	667
GE Commercial Mortgage Corp., Series 2004-C3, Class B, 5.236% 20394	2,000	1,376
GE Commercial Mortgage Corp., Series 2004-C2, Class B, 4.983% 2040	2,100	1,441
GE Commercial Mortgage Corp., Series 2005-C4, Class A-3A, 5.339% 20454	2,000	2,086
GE Commercial Mortgage Corp., Series 2005-C1, Class A-2, 4.353% 2048	1,832	1,856
Crown Castle Towers LLC, Series 2010-1, Class C, 4.523% 20353	6,000	6,178
Bear Stearns Commercial Mortgage Securities Inc., Series 1999-C1, Class X, interest only, 0.75% 20313,4	18,697	451
Bear Stearns Commercial Mortgage Securities Inc., Series 2002-PBW1, Class A-1, 3.97% 2035	560	569
Bear Stearns Commercial Mortgage Securities Inc., Series 2005-PWR9, Class A-AB, 4.804% 2042	4,610	4,780
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP7, Class A-M, 5.874% 20454	6,500	5,653
Wachovia Bank Commercial Mortgage Trust, Series 2005-C16, Class A-PB, 4.692% 2041	747	772
Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class A-2, 5.242% 2044	3,436	3,478
Banc of America Commercial Mortgage Inc., Series 2001-1, Class A-2, 6.503% 2036	3,886	4,010
Morgan Stanley Dean Witter Capital I Trust, Series 2001-PGMA, Class A-2, 0.778% 20163,4	1,000	997
Morgan Stanley Dean Witter Capital I Trust, Series 2003-TOP9, Class A-1, 3.98% 2036	1,949	1,968
Morgan Stanley Capital I Trust, Series 2005-HQ7, Class A-2, 5.207% 20424	2,000	2,094
Morgan Stanley Capital I Trust, Series 2006-IQ11, Class A-M, 5.775% 20424	1,000	867
ML-CFC Commercial Mortgage Trust, Series 2006-4, Class A-3, 5.172% (undated)4	3,000	2,789
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-PWR13, Class A-1, 5.294% 2041	2,463	2,521
Merrill Lynch Mortgage Trust, Series 2005-MKB2, Class A-2, 4.806% 2042	2,084	2,083
Government Lease Trust, Series 1999-GSA1, Class A-4, MBIA insured, 6.48% 20113	1,930	1,979
Structured Products Asset Return Certificates Trust, Series 2001-CF1, Class A, 6.36% 20332	829	829
LB-UBS Commercial Mortgage Trust, Series 2001-C7, Class A-3, 5.642% 2025	703	719
LB-UBS Commercial Mortgage Trust, Series 2002-C1, Class A-3, 6.226% 2026	85	85
		256,355

Collateralized mortgage-backed obligations (privately originated)5 — 0.47%
Bear Stearns ARM Trust, Series 2005-1, Class II-A-2, 3.12% 20354	4,912	4,074
Bear Stearns ARM Trust, Series 2005-10, Class A-3, 4.33% 20354	6,500	5,113
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-4, Class 5-A-1, 5.825% 20364	3,064	2,409
Structured Adjustable Rate Mortgage Loan Trust, Series 2007-6, Class 3-A-1, 5.754% 20374	8,325	5,180
Thornburg Mortgage Securities Trust, Series 2006-5, Class A-1, 0.349% 20464	7,187	6,960
MASTR Alternative Loan Trust, Series 2005-3, Class 1-A-1, 5.50% 2035	2,495	2,104
MASTR Alternative Loan Trust, Series 2005-3, Class 3-A-1, 6.50% 2035	1,484	1,271
GSR Mortgage Loan Trust, Series 2005-AR1, Class 2-A-1, 3.379% 20354	3,835	3,317
Structured Asset Securities Corp., Series 1998-RF2, Class A, 8.189% 20273,4	748	738
Structured Asset Securities Corp., Series 1998-RF1, Class A, 8.361% 20273,4	1,558	1,484
Structured Asset Securities Corp., Series 1999-RF1, Class A, 7.662% 20283,4	643	619
IndyMac INDX Mortgage Loan Trust, Series 2006-AR5, Class 2-A-1, 5.573% 20364	3,750	2,641
CS First Boston Mortgage Securities Corp., Series 2002-30, Class I-A-1, 7.50% 2032	386	373
CS First Boston Mortgage Securities Corp., Series 2002-34, Class I-A-1, 7.50% 2032	339	333
CS First Boston Mortgage Securities Corp., Series 2003-21, Class V-A-1, 6.50% 2033	527	495
CS First Boston Mortgage Securities Corp., Series 2003-29, Class V-A-1, 7.00% 2033	1,421	1,374
Cendant Mortgage Capital LLC, Series 2003-2P, Class A-1, 5.46% 20193,4	1,150	1,171
MASTR Adjustable Rate Mortgage Trust, Series 2006-2, Class 4-A-1, 4.981% 20364	163	151
Paine Webber CMO, Series O, Class 5, 9.50% 2019	130	143
		39,950

Other mortgage-backed securities5 — 0.48%
Bank of America 5.50% 20123	14,815	15,833
Nationwide Building Society, Series 2007-2, 5.50% 20123	8,190	8,793
Northern Rock PLC 5.625% 20173	5,735	5,658
Banco Bilbao Vizcaya Argentaria, SA 5.75% 20173	5,000	5,609
HBOS Treasury Services PLC 5.00% 20113	1,000	1,037
HBOS Treasury Services PLC 5.25% 20173	1,070	1,104
DEPFA ACS Bank 4.75% 2010	1,760	1,796
Canadian Imperial Bank 2.00% 20133	1,000	1,004
		40,834

Total mortgage-backed obligations		1,350,835

FEDERAL AGENCY BONDS & NOTES — 7.19%
Fannie Mae 1.75% 2011	33,800	34,221
Fannie Mae 5.50% 2011	5,000	5,258
Fannie Mae 6.00% 2011	35,000	37,338
Fannie Mae 2.00% 2012	20,000	20,398
Fannie Mae 2.50% 2014	5,250	5,317
Fannie Mae 2.625% 2014	9,000	9,070
Fannie Mae 2.75% 2014	20,000	20,509
Fannie Mae 3.00% 2014	8,250	8,475
Federal Home Loan Bank 2.875% 2011	15,000	15,406
Federal Home Loan Bank 3.375% 2011	5,000	5,186
Federal Home Loan Bank 1.75% 2012	25,000	25,289
Federal Home Loan Bank 2.25% 2012	8,105	8,308
Federal Home Loan Bank 4.625% 2012	20,000	21,697
Federal Home Loan Bank 5.375% 2016	5,000	5,643
Federal Home Loan Bank 5.375% 2016	1,420	1,604
Freddie Mac 1.75% 2012	25,000	25,322
Freddie Mac 2.125% 2012	25,000	25,512
Freddie Mac 2.50% 2014	11,000	11,137
United States Government Agency-Guaranteed (FDIC insured), Citigroup Inc. 2.875% 2011	7,250	7,490
United States Government Agency-Guaranteed (FDIC insured), Citigroup Inc. 0.25% 20124	25,000	24,994
United States Government Agency-Guaranteed (FDIC insured), Citigroup Inc. 0.253% 20124	2,110	2,114
United States Government Agency-Guaranteed (FDIC insured), Citigroup Inc. 1.875% 2012	10,000	10,102
United States Government Agency-Guaranteed (FDIC insured), Citigroup Inc. 2.125% 2012	8,000	8,151
United States Government Agency-Guaranteed (FDIC insured), JPMorgan Chase & Co. 3.125% 2011	7,000	7,267
United States Government Agency-Guaranteed (FDIC insured), JPMorgan Chase & Co. 0.501% 20124	15,000	15,114
United States Government Agency-Guaranteed (FDIC insured), JPMorgan Chase & Co. 2.20% 2012	22,750	23,299
United States Government Agency-Guaranteed (FDIC insured), Morgan Stanley 3.25% 2011	7,000	7,282
United States Government Agency-Guaranteed (FDIC insured), Morgan Stanley 0.53% 20124	15,000	15,094
United States Government Agency-Guaranteed (FDIC insured), Morgan Stanley 2.25% 2012	15,000	15,338
United States Government Agency-Guaranteed (FDIC insured), Goldman Sachs Group, Inc. 0.454% 20124	20,000	20,107
United States Government Agency-Guaranteed (FDIC insured), Goldman Sachs Group, Inc. 3.25% 2012	15,500	16,122
United States Government Agency-Guaranteed (FDIC insured), Bank of America Corp. 2.375% 2012	27,000	27,676
United States Government Agency-Guaranteed (FDIC insured), Bank of America Corp., Series L, 3.125% 2012	7,000	7,294
United States Government Agency-Guaranteed (FDIC insured), General Electric Capital Corp., Series G, 1.625% 2011	2,035	2,051
United States Government Agency-Guaranteed (FDIC insured), General Electric Capital Corp., Series G, 3.00% 2011	7,250	7,507
United States Government Agency-Guaranteed (FDIC insured), General Electric Capital Corp., Series G, 2.125% 2012	10,000	10,150
United States Government Agency-Guaranteed (FDIC insured), General Electric Capital Corp., Series G, 2.25% 2012	10,500	10,737
Federal Agricultural Mortgage Corp. 4.875% 20113	17,750	18,450
Federal Agricultural Mortgage Corp. 5.125% 2011	1,500	1,580
Federal Agricultural Mortgage Corp. 5.50% 20113	4,665	4,944
Federal Agricultural Mortgage Corp. 5.125% 20173	1,070	1,141
United States Government Agency-Guaranteed (FDIC insured), State Street Corp. 1.85% 2011	15,000	15,201
United States Government Agency-Guaranteed (FDIC insured), PNC Funding Corp. 2.30% 2012	9,700	9,918
United States Government Agency-Guaranteed (FDIC insured), John Deere Capital Corp. 2.875% 2012	7,500	7,774
United States Government Agency-Guaranteed (FDIC insured), KeyBank NA 3.20% 2012	7,250	7,563
United States Government Agency-Guaranteed (FDIC insured), Wells Fargo & Co. 3.00% 2011	7,250	7,506
United States Government Agency-Guaranteed (FDIC insured), Sovereign Bancorp, Inc. 2.75% 2012	5,000	5,159
Federal Farm Credit Banks, Consolidated Systemwide Designated Bonds, 2.625% 2014	5,000	5,079
CoBank ACB 0.854% 20223,4	1,720	1,286
		609,180

BONDS & NOTES OF GOVERNMENTS & GOVERNMENT AGENCIES OUTSIDE THE U.S. — 3.65%
France Government Agency-Guaranteed, Société Finance 2.25% 20123	19,285	19,716
France Government Agency-Guaranteed, Société Finance 2.875% 20143	5,440	5,530
France Government Agency-Guaranteed, Société Finance 3.375% 20143	5,900	6,152
Australia and New Zealand Government Agency-Guaranteed,
Australia and New Zealand Banking Group Ltd. 0.534% 20123,4	20,000	20,037
Australia and New Zealand Government Agency-Guaranteed,
Australia and New Zealand Banking Group Ltd. 3.25% 20123	10,000	10,379
Province of Ontario 1.875% 2012	25,500	25,668
Corporación Andina de Fomento 6.875% 2012	20,000	21,855
Australia Government Agency-Guaranteed, Commonwealth Bank of Australia 2.50% 20123	5,875	5,993
Australia Government Agency-Guaranteed, Commonwealth Bank of Australia 2.70% 20143	1,045	1,040
Australia Government Agency-Guaranteed, Commonwealth Bank of Australia 3.625% 20143	14,000	14,605
Sweden Government Agency-Guaranteed, Swedbank AB 2.80% 20123	8,250	8,450
Sweden Government Agency-Guaranteed, Swedbank AB 2.90% 20133	10,000	10,276
United Kingdom Government Agency-Guaranteed, Lloyds TSB Bank PLC 2.80% 20123	18,000	18,464
Denmark Government Agency-Guaranteed, Danske Bank 0.602% 20123,4	7,500	7,545
Denmark Government Agency-Guaranteed, Danske Bank 2.50% 20123	10,000	10,219
Europe Government Agency-Guaranteed, Dexia Credit Local 0.501% 20123,4	15,000	15,003
New Zealand Government Agency-Guaranteed, Westpac Securities Co. 2.50% 20123	11,250	11,416
New Zealand Government Agency-Guaranteed, Westpac Securities Co. 3.45% 20143	730	761
Polish Government 5.00% 2015	8,000	8,292
Polish Government 6.375% 2019	2,825	3,048
KfW 4.00% 2020	10,000	10,037
Denmark Government Agency-Guaranteed, Danish Finance Co. 2.45% 20123	9,680	9,888
European Investment Bank 3.125% 2014	9,250	9,551
Nordic Investment Bank, Series D, 3.625% 2013	9,000	9,529
Netherlands Government Agency-Guaranteed, ING Bank NV 3.90% 20143	9,000	9,400
Austrian Government 2.00% 20123	8,250	8,302
Hungarian Government 6.25% 2020	8,000	8,211
Croatian Government 6.75% 20193	3,500	3,633
Croatian Government 6.75% 2019	2,000	2,076
Aries Vermögensverwaltungs GmbH, Series C, 9.60% 2014	4,250	5,408
Asian Development Bank 2.75% 2014	5,100	5,198
United Mexican States Government Global 5.875% 2014	3,500	3,850
		309,532

ASSET-BACKED OBLIGATIONS — 2.62%
Honda Auto Receivables Owner Trust, Series 2007-2, Class A-3, 5.46% 2011	717	721
Honda Auto Receivables Owner Trust, Series 2006-3, Class A-4, 5.11% 2012	5,752	5,799
Honda Auto Receivables Owner Trust, Series 2006-2, Class A-4, 5.28% 2012	4,471	4,502
Honda Auto Receivables Owner Trust, Series 2007-1, Class A-4, 5.09% 2013	3,500	3,565
Honda Auto Receivables Owner Trust, Series 2007-2, Class A-4, 5.57% 2013	9,500	9,846
AmeriCredit Automobile Receivables Trust, Series 2006-R-M, Class A-2, MBIA insured, 5.42% 2011	1,045	1,057
AmeriCredit Automobile Receivables Trust, Series 2007-C-M, Class A-3-A, MBIA insured, 5.42% 2012	1,284	1,300
AmeriCredit Automobile Receivables Trust, Series 2007-D-F, Class A-3-A, FSA insured, 5.49% 2012	1,414	1,425
AmeriCredit Automobile Receivables Trust, Series 2006-B-G, Class A-4, FGIC insured, 5.21% 2013	10,177	10,543
AmeriCredit Automobile Receivables Trust, Series 2006-A-F, Class A-4, FSA insured, 5.64% 2013	4,583	4,757
AmeriCredit Automobile Receivables Trust, Series 2007-C-M, Class A-4-B, MBIA insured, 0.308% 20144	1,750	1,694
Chase Issuance Trust, Series 2008-4, Class A, 4.65% 2015	5,000	5,395
Chase Issuance Trust, Series 2006-8, Class A, 0.292% 20164	10,000	9,856
Massachusetts RRB Special Purpose Trust, Series 2005-1, Class A-4, 4.40% 2015	12,800	13,698
Long Beach Acceptance Auto Receivables Trust, Series 2006-B, Class A-4, FSA insured, 5.18% 2013	12,671	12,922
Discover Card Master Trust I, Series 2007-3, Class B, Subseries 1, 0.361% 20124	10,000	9,975
PSE&G Transition Funding II LLC, Series 2005-1, Class A-2, 4.34% 2014	9,566	9,932
John Deere Owner Trust, Series 2008, Class A-4, 4.89% 2015	9,250	9,732
PG&E Energy Recovery Funding LLC, Series 2005-1, Class A-3, 4.14% 2012	2,580	2,608
PG&E Energy Recovery Funding LLC, Series 2005-2, Class A-2, 5.03% 2014	6,806	7,122
AEP Texas Central Transitioning Funding II LLC, Secured Transition Bonds, Series A, Class A-2, 4.98% 2015	7,983	8,475
Nissan Auto Lease Trust, Series 2008-A, Class A-2a, 4.27% 2010	702	703
Nissan Auto Lease Trust, Series 2008-A, Class A-3a, 5.14% 2011	6,000	6,101
MBNA Master Credit Card Trust II, Series 2000-H, Class A, 0.482% 20134	6,500	6,493
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class A-3, 4.35% 2014	6,823	6,171
BA Credit Card Trust, Series 2006-6, Class A, 0.262% 20134	6,000	5,957
UPFC Auto Receivables Trust, Series 2007-A, Class A-3, MBIA insured, 5.53% 2013	2,347	2,402
UPFC Auto Receivables Trust, Series 2007-B, Class A-3, AMBAC insured, 6.15% 2014	2,908	3,025
Drive Auto Receivables Trust, Series 2006-1, Class A-4, FSA insured, 5.54% 20133	4,887	4,990
MBNA Credit Card Master Note Trust, Series 2004-1, Class B, 4.45% 2016	4,250	4,361
Vanderbilt Mortgage and Finance, Inc., Series 2000-C, Class A-4, 7.905% 2026	1,354	1,382
Vanderbilt Mortgage and Finance, Inc., Series 2000-D, Class A-4, 7.715% 2027	2,316	2,379
Prestige Auto Receivables Trust, Series 2006-1A, Class A-2, FSA insured, 5.25% 20133	3,609	3,733
CPS Auto Receivables Trust, Series 2005-C, Class A-2, FSA insured, 4.79% 20123	1,398	1,420
CPS Auto Receivables Trust, Series 2006-B, Class A-4, MBIA insured, 5.81% 20123	2,182	2,208
Vega ContainerVessel PLC, Series 2006-1, Class A, XLCA insured, 5.562% 20213	4,013	3,619
Irwin Home Equity, Series 2006-1, Class 2-A2, AMBAC insured, 5.39% 20353,4	4,697	3,411
Triad Automobile Receivables Trust, Series 2006-A, Class A-4, AMBAC insured, 4.88% 2013	3,126	3,209
Chase Auto Owner Trust, Series 2006-B, Class A-4, 5.11% 2014	2,845	2,903
CenterPoint Energy Transition Bond Company III, LLC, Series 2008, Class A-1, 4.192% 2020	2,506	2,672
Residential Asset Securities Corp. Trust, Series 2001-KS3, Class A-I-6, 5.96% 2031	2,772	2,499
World Omni Auto Receivables Trust, Series 2010-A, Class A-4, 2.21% 2015	2,350	2,363
FPL Recovery Funding LLC, Series 2007-A, Class A-1, 5.053% 2013	2,266	2,318
Spirit Master Funding LLC, Net-Lease Mortgage Notes, Series 2005-1, Class A-1, AMBAC insured, 5.05% 20232,3	3,121	1,966
Green Tree Financial Corp., Series 1997-6, Class A-6, 6.90% 2029	480	497
Green Tree Financial Corp., Series 1997-6, Class A-7, 7.14% 2029	1,131	1,172
Countryplace Manufactured Housing Contract, Series 2005-1, Class A-2, AMBAC insured, 4.42% 20353,4	1,497	1,413
Origen Manufactured Housing Contract Trust, Series 2004-B, Class A-3, 4.75% 2021	1,371	1,378
Capital One Auto Finance Trust, Series 2007-B, Class A3A, MBIA insured, 5.03% 2012	1,134	1,144
CWHEQ Revolving Home Equity Loan Trust, Series 2007-C, Class A, FGIC insured, 0.382% 20374	4,342	1,098
GS Auto Loan Trust, Series 2006-1, Class A-4, 5.60% 2014	1,004	1,014
DaimlerChrysler Auto Trust, Series 2006-B, Class A-4, 5.38% 2011	996	1,003
West Penn Funding LLC, Transition Bonds, Series 2005-A, Class A-1, 4.46% 20103	976	979
Saxon Asset Securities Trust, Series 2002-2, Class AF-5, 6.49% 20314	506	377
Home Equity Mortgage Trust, Series 2006-5, Class A-1, 5.50% 20374	3,340	364
		221,648

MUNICIPALS — 0.24%
State of Maryland, Howard Hughes Medical Institute, Taxable Fixed Rate Bonds, 3.45% 2014	10,000	10,373
State of Illinois, General Obligation Bonds, Taxable Series of January 2010, 3.321% 2013	10,000	10,183
State of Louisiana, Tobacco Settlement Financing Corp., Tobacco Settlement Asset-backed Bonds,
Series 2001-A, Class A, 6.36% 2025	74	74
		20,630

Total bonds & notes (cost: $7,764,586,000)		7,976,117

		Value
Preferred securities — 0.18%	Shares	(000)

FINANCIALS — 0.16%
PNC Preferred Funding Trust III 8.70%3,4	7,700,000	8,072
Société Générale 5.922%3,4	5,685,000	4,851
Barclays Bank PLC 6.86%3,4	600,000	510
		13,433

U.S. GOVERNMENT AGENCY SECURITIES — 0.02%
US AgBank 6.11%3,4	4,250,000	2,263

Total preferred securities (cost: $12,444,000)		15,696

	Principal amount
Short-term securities — 4.81%	(000)

Freddie Mac 0.08%–0.33% due 3/1–9/15/2010	$87,076	87,041
Chevron Funding Corp. 0.125%–0.13% due 3/16/2010	62,100	62,096
Variable Funding Capital Company LLC 0.18% due 4/19/20103	50,000	49,978
Federal Home Loan Bank 0.10% due 4/1/2010	40,200	40,196
Fannie Mae 0.15%–0.42% due 6/1–12/1/2010	28,000	27,971
Paccar Financial Corp. 0.16% due 5/13/2010	26,000	25,990
Johnson & Johnson 0.10% due 3/1/20103	25,000	25,000
Coca-Cola Co. 0.13%–0.14% due 4/5–5/20/20103	24,000	23,994
Private Export Funding Corp. 0.15% due 3/3/20103	20,000	20,000
Bank of America Corp. 0.17% due 4/23/2010	15,800	15,796
General Electric Capital Corp. 0.21% due 4/26/2010	15,000	14,995
U.S. Treasury Bill 0.035% due 3/11/2010	14,000	14,000

Total short-term securities (cost: $407,053,000)		407,057

Total investment securities (cost: $8,184,083,000)		8,398,870
Other assets less liabilities		70,332

Net assets		$8,469,202

1Index-linked bond whose principal amount moves with a government retail price index.
2Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $200,652,000, which represented 2.37% of the net assets of the fund.

3Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $929,849,000, which represented 10.98% of the net assets of the fund.

4Coupon rate may change periodically.
5Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so you may lose money.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the fund’s summary prospectus and prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-0180 or visit the American Funds website at americanfunds.com.

MFGEFP-923-0410O-S21524

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders.  The procedures are as follows.  The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)
The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)
There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

INTERMEDIATE BOND FUND OF AMERICA

By /s/ John H. Smet
John H. Smet, President and Principal Executive Officer

Date: April 30, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ John H. Smet
John H. Smet, President and Principal Executive Officer

Date: April 30, 2010

By /s/ Ari M. Vinocor
Ari M. Vinocor, Treasurer and Principal Financial Officer

Date: April 30, 2010